UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	July 31, 2020

Date of reporting period:	August 1, 2019 — January 31, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam Investments

Putnam RetirementReady® Funds

Semiannual report
1 | 31 | 20

Putnam RetirementReady Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2040 Fund	Putnam RetirementReady Maturity Fund*

Semiannual report
1 | 31 | 20

*Prior to December 2, 2019, this fund was known as Putnam Retirement Income Fund Lifestyle 1.

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

If you already receive these reports electronically, no action is required.

Message from the Trustees

March 12, 2020

Dear Fellow Shareholder:

After a period of gains and relative tranquility, global financial markets encountered considerable challenges in early 2020. The spread of the coronavirus into regions beyond China unnerved investors worldwide. In late February, largely in response to this issue, stock markets experienced their worst weekly performance since the 2008 financial crisis. As often happens when stocks decline sharply, bonds provided better results. As investors rushed to safe havens, the yield on the benchmark 10-year U.S. Treasury note fell below 1% for the first time in history.

While this is not the first time global financial markets have encountered such turbulence, it can be unsettling for investors. Markets that are usually rational can behave irrationally at times. Throughout history, however, markets have proven remarkably resilient, routinely recovering from short-term crisis events to move higher over longer time periods. For investors, we believe the most important course of action is to remain calm, stay focused on your long-term goals, and consult with your financial advisor. At Putnam, our investment professionals have experience in all types of market conditions and remain focused on actively managing fund portfolios with a research-intensive approach that includes risk management strategies.

Thank you for investing with Putnam.

Performance history as of 1/31/20

Annualized total return (%) before sales charge comparison

Class A shares	Life of fund*	10 years	5 years	3 years	1 year	6 months†
2060 Fund	7.65%	—	—	8.62%	11.25%	4.67%
2055 Fund	9.09	—	6.85%	8.48	11.00	4.55
2050 Fund	6.56	9.52%	6.73	8.32	10.85	4.37
2045 Fund	6.53	9.28	6.53	8.00	10.44	4.06
2040 Fund	6.36	8.90	6.14	7.45	9.69	3.56
2035 Fund	5.96	8.21	5.51	6.66	8.72	2.88
2030 Fund	5.46	7.32	4.72	5.80	7.82	2.27
2025 Fund	4.83	6.27	3.81	4.75	6.75	1.70
2020 Fund	4.04	5.13	2.99	3.85	5.79	1.17
Maturity Fund	3.00	3.47	2.49	3.38	5.71	1.20

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for RetirementReady Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 8–17 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, and 2060 Fund (inceptions: 5/2/05, 11/30/10, and 11/30/15, respectively), the inception date of the class A shares of the RetirementReady Funds is 11/1/04.

† Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 1/31/20. See above and pages 8–17 for additional fund performance information. Index descriptions can be found on pages 24–25.

2 RetirementReady® Funds

Jason is Co-Head of Global Asset Allocation. He has an M.B.A. from the Booth School of Business at the University of Chicago and a B.S. from Northeastern University. Jason joined Putnam in 1999 and has been in the investment industry since 1993.

Robert J. Schoen, James A. Fetch, and Brett S. Goldstein, CFA, are also Portfolio Managers of the funds.

How were market conditions during the six-month period?

Financial markets gained during the six-month period as the United States and China signed a phase-one trade deal, tensions in the Middle East de-escalated, and global central banks eased monetary policy. The S&P 500 Index, a broad measure of stocks, gained 9.31%, and the MSCI EAFE Index [ND] rose 6.12%. However, by the end of January, fears over the coronavirus outbreak and its potential effects on global growth caused investors to become more risk averse. U.S. Treasuries — widely considered as “safe haven” assets — rallied as yields fell across the board.

The Federal Reserve cut interest rates twice during the period to a range of 1.50% to 1.75%, but held its policy rate steady in December 2019 and in January 2020. To keep the federal funds rate within the target range, the Fed made some “technical” adjustments by lifting the interest rate on excess reserves and the overnight reverse repo rate at the January meeting. Fed chair Jerome Powell also said the coronavirus epidemic sweeping China could pose broader economic risks, but signaled the Fed was comfortable holding interest rates steady.

RetirementReady® Funds 3

Against this backdrop, Treasury yields generally declined. The yield on the benchmark 10-year note fell to 1.51% at the end of January. The yield curve stayed positively sloped except at the shortest maturities, as 1-month to 6-month yields were slightly higher than 10-year yields as of January 31. The rate-sensitive Bloomberg Barclays U.S. Aggregate Bond Index rose 4.20% during the period.

How did the funds perform?

All of the RetirementReady Funds finished with positive returns for the six-month period, reflecting positive returns across a variety of asset classes. Funds intended for investors further from retirement outperformed near-retirement funds.

The glide path of the RetirementReady Funds is an important tool that distinguishes Putnam from its peers. Our glide path starts off more aggressive than the average for our Lipper peer group, with a higher equity weight in the early part of the glide path for funds serving people retiring in the 2050s or 2060s. Our glide path becomes more conservative relative to peers for the funds serving investors nearing retirement in the 2020s or 2030s.

What underlying funds’ strategies contributed to or detracted from performance?

Across the funds, performance was largely a product of positive returns from stocks and bonds held by the underlying funds. Both dynamic asset allocation and active implementation were small detractors relative to each fund’s benchmark.

For the majority of the period, we kept our allocations close to our benchmarks, aside from an underweight to rate-sensitive fixed income securities for a portion of the period. This underweight position detracted from performance as interest rates fell and bond prices rose, resulting in a slightly negative asset allocation contribution for the funds.

Active implementation was a detractor over this six-month period. Underperformance here was primarily a result of stock selection weakness within our quantitative U.S. large-cap equity sleeve. We did see positive contributions from our fixed income selection strategies, which had the largest impact on funds intended for investors close to retirement. Our exposure to fixed income absolute return strategies contributed to performance, while the allocation to multi-asset absolute return strategies detracted.

What is your near-term outlook?

We expect to see equity and bond markets deliver returns at or below their historical norms this year. The initial trade deal between the United States and China has lifted some market uncertainty. Fed officials have indicated comfort with leaving monetary policy on hold while keeping an eye on inflation and growth risks. With that said, we believe global business activity is likely to slow over the near term due to the effects of the coronavirus.

Within the United States, we believe economic data will likely continue to trend in a positive direction. The unemployment rate remains at a historic low, and consumer spending is holding steady. U.S. gross domestic product [GDP] grew 2.3% in 2019, after rising at a seasonally adjusted annual rate of 2.1% in the fourth quarter of 2019. We think it’s likely that growth will continue near this pace during 2020.

The team remains tactically conservative. Global macro concerns, late cycle dynamics, geopolitical risk, and a strong recent run-up in equity markets frames our thinking behind this positioning. We believe markets are pricing in a rebound in economic activity that lacks a catalyst. The team remains slightly

4 RetirementReady® Funds

negative on equities and credit, and neutral on interest rates.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning each fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, an underlying fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds 5

Composition of the funds’
underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of January 31, 2020. For more information, please see the funds’ prospectuses.

Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. Putnam Fixed Income Absolute Return Fund invests in a broadly diversified portfolio reflecting uncorrelated fixed-income strategies. Putnam Multi-Asset Absolute Return Fund combines two independent investment strategies: directional strategies, which provide broad exposure to investment markets, and non-directional strategies, which seek returns from active trading. Actual allocations of both funds will vary.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance

6 RetirementReady® Funds

of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

You can lose money by investing in Putnam Government Money Market Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Each RetirementReady Fund has a different target date that may be attractive to investors who plan to retire or otherwise begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 1/31/20

Underlying Putnam Fund	Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2045 Fund	Putnam RetirementReady 2040 Fund	Putnam RetirementReady 2035 Fund	Putnam RetirementReady 2030 Fund	Putnam RetirementReady 2025 Fund	Putnam RetirementReady 2020 Fund	Putnam RetirementReady Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund	73.1%	61.3%	43.8%	21.1%	2.7%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.0%	27.5%	44.2%	64.2%	67.9%	35.1%	4.4%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	8.4%	35.4%	52.6%	29.1%	3.4%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	3.5%	19.4%	32.8%	34.2%
Putnam Multi-Asset Absolute
Return Fund	9.8%	9.8%	9.8%	11.2%	14.9%	19.0%	23.0%	28.0%	32.7%	30.0%
Putnam Fixed Income Absolute
Return Fund	0.6%	1.0%	1.8%	2.5%	3.5%	7.2%	12.2%	17.7%	25.2%	29.9%
Putnam Government Money
Market Fund	0.5%	0.5%	0.4%	0.9%	2.6%	3.4%	4.4%	5.8%	5.9%	5.9%

Percentages are based on net assets as of 1/31/20. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

RetirementReady® Funds 7

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended January 31, 2020, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 1/31/20

	Class A		Class B		Class C		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Net	Net	Net
	sales	sales	Before	After	Before	After	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	value	value	value
2060 Fund*
Life of fund	35.94%	28.12%	31.76%	29.76%	31.72%	31.72%	34.54%	37.71%	37.33%
Annual average	7.65	6.13	6.84	6.45	6.84	6.84	7.38	7.98	7.91
3 years	28.16	20.79	25.30	22.30	25.19	25.19	27.15	29.36	29.03
Annual average	8.62	6.50	7.81	6.94	7.78	7.78	8.34	8.96	8.87
1 year	11.25	4.85	10.46	5.46	10.47	9.47	11.00	11.61	11.48
6 months	4.67	–1.35	4.30	–0.68	4.29	3.30	4.54	4.86	4.83
2055 Fund†
Life of fund	121.95%	109.19%	109.01%	109.01%	107.11%	107.11%	116.92%	128.17%	127.19%
Annual average	9.09	8.38	8.37	8.37	8.27	8.27	8.81	9.42	9.37
5 years	39.29	31.28	34.04	32.11	34.03	34.03	37.55	41.71	41.10
Annual average	6.85	5.59	6.03	5.73	6.03	6.03	6.58	7.22	7.13
3 years	27.66	20.31	24.81	21.89	24.78	24.78	26.72	29.15	28.61
Annual average	8.48	6.36	7.67	6.82	7.66	7.66	8.21	8.90	8.75
1 year	11.00	4.62	10.19	5.19	10.20	9.20	10.69	11.42	11.35
6 months	4.55	–1.47	4.03	–0.82	4.04	3.07	4.39	4.72	4.64
2050 Fund‡
Annual average
(life of fund)	6.56%	6.13%	6.12%	6.12%	6.01%	6.01%	6.29%	6.84%	6.82%
10 years	148.31	134.03	133.74	133.74	130.30	130.30	142.10	155.24	154.38
Annual average	9.52	8.87	8.86	8.86	8.70	8.70	9.24	9.82	9.79
5 years	38.51	30.54	33.41	31.41	33.40	33.40	36.87	40.68	40.21
Annual average	6.73	5.48	5.93	5.61	5.93	5.93	6.48	7.06	6.99
3 years	27.08	19.77	24.24	21.30	24.23	24.23	26.15	28.36	27.98
Annual average	8.32	6.20	7.50	6.65	7.50	7.50	8.05	8.68	8.57
1 year	10.85	4.48	9.95	4.95	10.04	9.04	10.59	11.21	11.07
6 months	4.37	–1.63	3.98	–0.91	4.00	3.02	4.23	4.53	4.45

8 RetirementReady® Funds

Fund performance Total return for periods ended 1/31/20 cont.

	Class A		Class B		Class C		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Net	Net	Net
	sales	sales	Before	After	Before	After	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	value	value	value
2045 Fund
Annual average
(life of fund)	6.53%	6.12%	6.12%	6.12%	6.01%	6.01%	6.27%	6.82%	6.80%
10 years	142.98	129.01	128.82	128.82	125.48	125.48	137.03	149.91	149.09
Annual average	9.28	8.64	8.63	8.63	8.47	8.47	9.01	9.59	9.56
5 years	37.23	29.34	32.26	30.26	32.22	32.22	35.59	39.45	39.00
Annual average	6.53	5.28	5.75	5.43	5.75	5.75	6.28	6.88	6.81
3 years	25.96	18.72	23.16	20.29	23.15	23.15	25.06	27.31	26.92
Annual average	8.00	5.89	7.19	6.35	7.19	7.19	7.74	8.38	8.27
1 year	10.44	4.09	9.67	4.67	9.61	8.61	10.22	10.80	10.77
6 months	4.06	–1.93	3.68	–1.18	3.67	2.70	4.02	4.21	4.22
2040 Fund
Annual average
(life of fund)	6.36%	5.95%	5.95%	5.95%	5.85%	5.85%	6.10%	6.65%	6.63%
10 years	134.57	121.09	121.01	121.01	117.55	117.55	128.78	141.12	140.36
Annual average	8.90	8.26	8.25	8.25	8.08	8.08	8.63	9.20	9.17
5 years	34.70	26.95	29.67	27.67	29.63	29.63	32.96	36.77	36.34
Annual average	6.14	4.89	5.33	5.01	5.33	5.33	5.86	6.46	6.40
3 years	24.05	16.92	21.25	18.30	21.24	21.24	23.07	25.24	24.93
Annual average	7.45	5.35	6.63	5.76	6.63	6.63	7.16	7.79	7.70
1 year	9.69	3.39	8.85	3.85	8.83	7.83	9.34	10.02	9.94
6 months	3.56	–2.39	3.13	–1.74	3.12	2.15	3.37	3.72	3.65
2035 Fund
Annual average
(life of fund)	5.96%	5.55%	5.55%	5.55%	5.45%	5.45%	5.69%	6.25%	6.23%
10 years	120.18	107.52	107.32	107.32	104.29	104.29	114.79	126.49	125.69
Annual average	8.21	7.57	7.56	7.56	7.41	7.41	7.94	8.52	8.48
5 years	30.74	23.22	25.95	23.95	25.91	25.91	29.14	32.84	32.36
Annual average	5.51	4.27	4.72	4.39	4.72	4.72	5.25	5.84	5.77
3 years	21.34	14.36	18.68	15.68	18.65	18.65	20.45	22.63	22.22
Annual average	6.66	4.57	5.87	4.97	5.86	5.86	6.40	7.04	6.92
1 year	8.72	2.47	7.93	2.93	7.92	6.92	8.46	9.09	9.00
6 months	2.88	–3.03	2.53	–2.41	2.53	1.54	2.76	3.09	3.03
2030 Fund
Annual average
(life of fund)	5.46%	5.06%	5.05%	5.05%	4.95%	4.95%	5.20%	5.74%	5.73%
10 years	102.77	91.11	90.86	90.86	88.10	88.10	97.77	108.36	107.78
Annual average	7.32	6.69	6.68	6.68	6.52	6.52	7.06	7.62	7.59
5 years	25.94	18.70	21.33	19.33	21.36	21.36	24.36	27.89	27.54
Annual average	4.72	3.49	3.94	3.60	3.95	3.95	4.46	5.04	4.98
3 years	18.43	11.62	15.80	12.80	15.84	15.84	17.52	19.60	19.31
Annual average	5.80	3.73	5.01	4.10	5.02	5.02	5.53	6.15	6.06
1 year	7.82	1.62	7.01	2.01	6.99	5.99	7.51	8.14	8.09
6 months	2.27	–3.61	1.91	–3.01	1.91	0.93	2.13	2.44	2.39

RetirementReady® Funds 9

Fund performance Total return for periods ended 1/31/20 cont.

	Class A		Class B		Class C		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Net	Net	Net
	sales	sales	Before	After	Before	After	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	value	value	value
2025 Fund
Annual average
(life of fund)	4.83%	4.42%	4.42%	4.42%	4.32%	4.32%	4.56%	5.11%	5.09%
10 years	83.64	73.08	72.97	72.97	70.44	70.44	79.05	89.01	88.34
Annual average	6.27	5.64	5.63	5.63	5.48	5.48	6.00	6.57	6.54
5 years	20.57	13.64	16.11	14.11	16.17	16.17	19.04	22.49	22.06
Annual average	3.81	2.59	3.03	2.68	3.04	3.04	3.55	4.14	4.07
3 years	14.95	8.34	12.41	9.41	12.45	12.45	14.03	16.16	15.79
Annual average	4.75	2.71	3.98	3.04	3.99	3.99	4.47	5.12	5.01
1 year	6.75	0.61	5.95	0.95	5.96	4.96	6.41	7.08	7.00
6 months	1.70	–4.15	1.27	–3.67	1.31	0.32	1.55	1.87	1.83
2020 Fund
Annual average
(life of fund)	4.04%	3.64%	3.63%	3.63%	3.53%	3.53%	3.78%	4.32%	4.30%
10 years	64.85	55.37	55.22	55.22	52.88	52.88	60.49	69.37	69.01
Annual average	5.13	4.51	4.49	4.49	4.34	4.34	4.84	5.41	5.39
5 years	15.90	9.23	11.64	9.64	11.65	11.65	14.27	17.62	17.37
Annual average	2.99	1.78	2.23	1.86	2.23	2.23	2.70	3.30	3.25
3 years	12.01	5.57	9.56	6.56	9.51	9.51	10.98	13.07	12.91
Annual average	3.85	1.82	3.09	2.14	3.08	3.08	3.54	4.18	4.13
1 year	5.79	–0.30	5.00	0.00	4.94	3.94	5.35	6.10	6.03
6 months	1.17	–4.65	0.80	–4.14	0.73	–0.25	0.90	1.29	1.32
Maturity Fund
Annual average
(life of fund)	3.00%	2.73%	2.60%	2.60%	2.50%	2.50%	2.74%	3.28%	3.26%
10 years	40.63	35.00	32.50	32.50	30.43	30.43	37.07	44.61	44.16
Annual average	3.47	3.05	2.85	2.85	2.69	2.69	3.20	3.76	3.73
5 years	13.07	8.54	8.89	6.93	8.93	8.93	11.61	14.78	14.43
Annual average	2.49	1.65	1.72	1.35	1.73	1.73	2.22	2.80	2.73
3 years	10.48	6.06	7.96	4.96	8.01	8.01	9.60	11.54	11.27
Annual average	3.38	1.98	2.59	1.63	2.60	2.60	3.10	3.71	3.62
1 year	5.71	1.48	4.86	–0.14	4.90	3.90	5.40	6.04	5.94
6 months	1.20	–2.85	0.83	–4.12	0.83	–0.17	1.08	1.37	1.32

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for RetirementReady Maturity Fund class A shares is 4.00%. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R6 and Y shares have no initial sales charge or CDSC. Performance for class R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B share performance reflects conversion to class A shares after eight years.

10 RetirementReady® Funds

For the funds with 10 years of performance, class C share performance reflects conversion to class A shares after 10 years.

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which is on 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which is 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which is 9/1/16.

Comparative index returns For periods ended 1/31/20

		Bloomberg Barclays
	S&P 500 Index	U.S. Aggregate Bond Index
Annual average
(life of fund) (since 11/1/04)*	9.36%	4.22%
Annual average
(life of fund) (since 5/2/05)†	9.45	4.30
Life of fund	230.55	36.70
Annual average (since 11/30/10)‡	13.93	3.47
Life of fund	68.72	17.40
Annual average (since 11/30/15)**	13.38	3.93
10 years	269.82	45.01
Annual average	13.97	3.79
5 years	79.17	16.00
Annual average	12.37	3.01
3 years	50.26	14.52
Annual average	14.54	4.62
1 year	21.68	9.64
6 months	9.31	4.20

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, and 2060 Fund.

† Inception date of the Putnam RetirementReady 2050 Fund.

‡ Inception date of the Putnam RetirementReady 2055 Fund.

** Inception date of the Putnam RetirementReady 2060 Fund.

Fund price and distribution information For the six-month period ended 1/31/20

Distributions		Class A		Class B	Class C	Class R	Class R6	Class Y
2060 Fund
Number		1		1	1	1	1	1
Income		$0.150		$0.056	$0.084	$0.046	$0.175	$0.171
Capital gains
Long-term gains		0.475		0.475	0.475	0.475	0.475	0.475
Short-term gains		0.003		0.003	0.003	0.003	0.003	0.003
Total		$0.628		$0.534	$0.562	$0.524	$0.653	$0.649
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$10.99		$11.66	$10.94	$10.90	$11.01	$11.08	$11.06
1/31/20	10.88		11.54	10.88	10.81	10.99	10.97	10.95

RetirementReady® Funds 11

Fund price and distribution information For the six-month period ended 1/31/20 cont.

Distributions		Class A		Class B	Class C	Class R	Class R6	Class Y
2055 Fund
Number		1		1	1	1	1	1
Income		$0.080		—	$0.003	$0.056	$0.115	$0.045
Capital gains
Long-term gains		0.766		$0.766	0.766	0.766	0.766	0.766
Short-term gains		—		—	—	—	—	—
Total		$0.846		$0.766	$0.769	$0.822	$0.881	$0.811
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$11.01		$11.68	$10.92	$10.73	$11.07	$11.14	$11.12
1/31/20	10.67		11.32	10.60	10.40	10.74	10.79	10.83
2050 Fund
Number		1		1	1	1	1	1
Income		$0.223		$0.041	$0.096	$0.136	$0.278	$0.266
Capital gains
Long-term gains		1.070		1.070	1.070	1.070	1.070	1.070
Short-term gains		—		—	—	—	—	—
Total		$1.293		$1.111	$1.166	$1.206	$1.348	$1.336
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$17.96		$19.06	$17.67	$17.48	$17.72	$18.13	$18.14
1/31/20	17.46		18.53	17.27	17.02	17.27	17.61	17.62
2045 Fund
Number		1		1	1	1	1	1
Income		$0.293		$0.148	$0.137	$0.033	$0.347	$0.275
Capital gains
Long-term gains		1.011		1.011	1.011	1.011	1.011	1.011
Short-term gains		—		—	—	—	—	—
Total		$1.304		$1.159	$1.148	$1.044	$1.358	$1.286
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$19.90		$21.11	$17.75	$17.73	$20.63	$24.72	$24.67
1/31/20	19.41		20.59	17.25	17.24	20.42	24.41	24.43
2040 Fund
Number		1		1	1	1	1	1
Income		$0.245		$0.078	$0.095	$0.209	$0.311	$0.290
Capital gains
Long-term gains		1.062		1.062	1.062	1.062	1.062	1.062
Short-term gains		—		—	—	—	—	—
Total		$1.307		$1.140	$1.157	$1.271	$1.373	$1.352
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$22.00		$23.34	$19.99	$19.63	$23.06	$26.56	$26.54
1/31/20	21.48		22.79	19.48	19.09	22.57	26.18	26.16

12 RetirementReady® Funds

Fund price and distribution information For the six-month period ended 1/31/20 cont.

Distributions		Class A		Class B	Class C	Class R	Class R6	Class Y
2035 Fund
Number		1		1	1	1	1	1
Income		$0.301		$0.122	$0.148	$0.230	$0.360	$0.304
Capital gains
Long-term gains		0.649		0.649	0.649	0.649	0.649	0.649
Short-term gains		—		—	—	—	—	—
Total		$0.950		$0.771	$0.797	$0.879	$1.009	$0.953
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$22.18		$23.53	$20.17	$20.02	$21.31	$26.53	$26.48
1/31/20	21.87		23.20	19.91	19.73	21.02	26.34	26.33
2030 Fund
Number		1		1	1	1	1	1
Income		$0.330		$0.149	$0.188	$0.285	$0.396	$0.372
Capital gains
Long-term gains		0.576		0.576	0.576	0.576	0.576	0.576
Short-term gains		—		—	—	—	—	—
Total		$0.906		$0.725	$0.764	$0.861	$0.972	$0.948
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$21.95		$23.29	$20.76	$20.66	$20.79	$25.60	$25.57
1/31/20	21.54		22.85	20.43	20.29	20.37	25.25	25.23
2025 Fund
Number		1		1	1	1	1	1
Income		$0.327		$0.114	$0.170	$0.223	$0.387	$0.328
Capital gains
Long-term gains		0.364		0.364	0.364	0.364	0.364	0.364
Short-term gains		—		—	—	—	—	—
Total		$0.691		$0.478	$0.534	$0.587	$0.751	$0.692
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$21.98		$23.32	$20.38	$20.27	$20.57	$22.18	$22.13
1/31/20	21.66		22.98	20.16	20.00	20.30	21.84	21.84
2020 Fund
Number		1		1	1	1	1	1
Income		$0.326		$0.150	$0.168	—	$0.383	$0.368
Capital gains
Long-term gains		0.226		0.226	0.226	$0.226	0.226	0.226
Short-term gains		—		—	—	—	—	—
Total		$0.552		$0.376	$0.394	$0.226	$0.609	$0.594
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$19.23		$20.40	$18.49	$18.46	$18.49	$21.84	$21.80
1/31/20	18.90		20.05	18.26	18.20	18.43	21.51	21.49

RetirementReady® Funds 13

Fund price and distribution information For the six-month period ended 1/31/20 cont.

Distributions		Class A		Class B	Class C	Class R	Class R6	Class Y
Maturity Fund
Number		6		6	6	6	6	6
Income		$0.182		$0.115	$0.114	$0.161	$0.212	$0.204
Capital gains
Long-term gains		0.167		0.167	0.167	0.167	0.167	0.167
Short-term gains		—		—	—	—	—	—
Total		$0.349		$0.282	$0.281	$0.328	$0.379	$0.371
	Before		After	Net	Net	Net	Net	Net
	sales		sales	asset	asset	asset	asset	asset
Share value	charge		charge	value	value	value	value	value
7/31/19	$17.62		$18.35	$17.18	$17.23	$17.60	$17.68	$17.68
1/31/20	17.48		18.21	17.04	17.09	17.46	17.54	17.54

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except Putnam RetirementReady Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter Total return for periods ended 12/31/19

	Class A		Class B		Class C		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Net	Net	Net
	sales	sales	Before	After	Before	After	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	value	value	value
2060 Fund*
Life of fund	36.94%	29.06%	32.73%	30.73%	32.82%	32.82%	35.52%	38.71%	38.33%
Annual average	8.00	6.45	7.18	6.78	7.20	7.20	7.73	8.34	8.27
3 years	31.43	23.87	28.37	25.37	28.51	28.51	30.39	32.78	32.44
Annual average	9.54	7.40	8.68	7.83	8.72	8.72	9.25	9.91	9.82
1 year	20.83	13.89	19.85	14.85	20.02	19.02	20.52	21.27	21.15
6 months	6.02	-0.08	5.55	0.55	5.54	4.54	5.78	6.10	6.08
2055 Fund†
Life of fund	123.41%	110.56%	110.38%	110.38%	108.70%	108.70%	118.53%	129.65%	128.66%
Annual average	9.25	8.54	8.53	8.53	8.44	8.44	8.99	9.58	9.53
5 years	39.07	31.07	33.95	32.02	33.95	33.95	37.45	41.48	40.86
Annual average	6.82	5.56	6.02	5.71	6.02	6.02	6.57	7.19	7.09
3 years	30.89	23.36	27.88	24.88	27.89	27.89	29.93	32.40	31.84
Annual average	9.39	7.25	8.54	7.69	8.55	8.55	9.12	9.81	9.65
1 year	20.44	13.51	19.48	14.48	19.54	18.54	20.14	20.92	20.73
6 months	5.71	–0.37	5.30	0.39	5.33	4.35	5.64	5.87	5.89

14 RetirementReady® Funds

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/19 cont.

	Class A		Class B		Class C		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Net	Net	Net
	sales	sales	Before	After	Before	After	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	value	value	value
2050 Fund‡
Annual average
(life of fund)	6.64%	6.21%	6.21%	6.21%	6.09%	6.09%	6.37%	6.92%	6.90%
10 years	141.22	127.35	127.14	127.14	123.70	123.70	135.20	148.03	147.33
Annual average	9.20	8.56	8.55	8.55	8.38	8.38	8.93	9.51	9.48
5 years	38.31	30.36	33.21	31.21	33.21	33.21	36.59	40.48	40.09
Annual average	6.70	5.45	5.90	5.58	5.90	5.90	6.44	7.03	6.97
3 years	30.14	22.66	27.27	24.27	27.22	27.22	29.15	31.43	31.12
Annual average	9.18	7.05	8.37	7.51	8.36	8.36	8.90	9.54	9.45
1 year	20.07	13.17	19.13	14.13	19.11	18.11	19.69	20.39	20.37
6 months	5.56	–0.51	5.12	0.18	5.09	4.11	5.37	5.70	5.69
2045 Fund
Annual average
(life of fund)	6.61%	6.19%	6.19%	6.19%	6.08%	6.08%	6.34%	6.90%	6.87%
10 years	136.25	122.67	122.50	122.50	119.31	119.31	130.23	142.87	141.98
Annual average	8.98	8.33	8.33	8.33	8.17	8.17	8.70	9.28	9.24
5 years	37.06	29.17	31.95	29.95	31.99	31.99	35.34	39.26	38.75
Annual average	6.51	5.25	5.70	5.38	5.71	5.71	6.24	6.85	6.77
3 years	28.89	21.48	25.97	23.04	26.03	26.03	27.94	30.24	29.79
Annual average	8.83	6.70	8.00	7.15	8.02	8.02	8.56	9.21	9.08
1 year	19.21	12.36	18.28	13.28	18.29	17.29	18.88	19.58	19.45
6 months	5.17	–0.87	4.69	–0.22	4.75	3.77	5.04	5.32	5.28
2040 Fund
Annual average
(life of fund)	6.42%	6.01%	6.00%	6.00%	5.90%	5.90%	6.16%	6.71%	6.69%
10 years	128.07	114.95	114.73	114.73	111.71	111.71	122.46	134.40	133.76
Annual average	8.59	7.95	7.94	7.94	7.79	7.79	8.32	8.89	8.86
5 years	34.34	26.62	29.38	27.38	29.41	29.41	32.73	36.45	36.07
Annual average	6.08	4.83	5.29	4.96	5.29	5.29	5.83	6.41	6.35
3 years	26.52	19.24	23.68	20.68	23.71	23.71	25.60	27.76	27.49
Annual average	8.16	6.04	7.34	6.47	7.35	7.35	7.89	8.51	8.43
1 year	17.59	10.83	16.69	11.69	16.75	15.75	17.32	18.00	17.91
6 months	4.42	–1.58	4.02	–0.89	4.03	3.05	4.28	4.59	4.55
2035 Fund
Annual average
(life of fund)	6.00%	5.59%	5.58%	5.58%	5.48%	5.48%	5.73%	6.29%	6.26%
10 years	114.14	101.83	101.65	101.65	98.59	98.59	108.97	120.34	119.55
Annual average	7.91	7.28	7.27	7.27	7.10	7.10	7.65	8.22	8.18
5 years	30.36	22.86	25.61	23.61	25.58	25.58	28.81	32.50	32.03
Annual average	5.45	4.20	4.67	4.33	4.66	4.66	5.19	5.79	5.71
3 years	23.28	16.19	20.56	17.56	20.53	20.53	22.39	24.60	24.19
Annual average	7.23	5.13	6.43	5.54	6.42	6.42	6.97	7.61	7.49
1 year	15.42	8.78	14.56	9.56	14.53	13.53	15.18	15.83	15.70
6 months	3.58	–2.37	3.20	–1.77	3.20	2.21	3.49	3.79	3.74

RetirementReady® Funds 15

Fund performance as of most recent calendar quarter
Total return for periods ended 12/31/19 cont.

	Class A		Class B		Class C		Class R	Class R6	Class Y
	(11/1/04)		(11/1/04)		(11/1/04)		(11/1/04)	(9/1/16)	(11/1/04)
	Before	After					Net	Net	Net
	sales	sales	Before	After	Before	After	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	value	value	value
2030 Fund
Annual average
(life of fund)	5.48%	5.07%	5.06%	5.06%	4.96%	4.96%	5.22%	5.76%	5.74%
10 years	97.64	86.28	86.06	86.06	83.48	83.48	92.78	103.22	102.66
Annual average	7.05	6.42	6.41	6.41	6.26	6.26	6.78	7.35	7.32
5 years	25.65	18.42	21.09	19.09	21.12	21.12	24.11	27.64	27.28
Annual average	4.67	3.44	3.90	3.56	3.91	3.91	4.41	5.00	4.94
3 years	19.74	12.85	17.13	14.13	17.12	17.12	18.88	20.96	20.66
Annual average	6.19	4.11	5.41	4.50	5.41	5.41	5.93	6.55	6.46
1 year	13.10	6.60	12.30	7.30	12.30	11.30	12.83	13.50	13.40
6 months	2.78	–3.13	2.40	–2.55	2.41	1.42	2.62	2.92	2.91
2025 Fund
Annual average
(life of fund)	4.83%	4.43%	4.42%	4.42%	4.32%	4.32%	4.57%	5.12%	5.09%
10 years	80.01	69.66	69.48	69.48	66.96	66.96	75.51	85.09	84.43
Annual average	6.05	5.43	5.42	5.42	5.26	5.26	5.79	6.35	6.31
5 years	20.41	13.48	16.00	14.00	16.00	16.00	18.87	22.33	21.90
Annual average	3.78	2.56	3.01	2.66	3.01	3.01	3.52	4.11	4.04
3 years	15.88	9.22	13.33	10.33	13.25	13.25	14.96	17.09	16.73
Annual average	5.04	2.98	4.26	3.33	4.24	4.24	4.76	5.40	5.29
1 year	10.85	4.48	10.04	5.04	10.02	9.02	10.55	11.22	11.09
6 months	2.07	–3.80	1.67	–3.30	1.66	0.67	1.89	2.23	2.15
2020 Fund
Annual average
(life of fund)	4.04%	3.63%	3.62%	3.62%	3.52%	3.52%	3.77%	4.31%	4.30%
10 years	62.52	53.18	53.00	53.00	50.74	50.74	58.16	66.96	66.61
Annual average	4.98	4.36	4.34	4.34	4.19	4.19	4.69	5.26	5.24
5 years	15.90	9.23	11.65	9.65	11.65	11.65	14.28	17.63	17.38
Annual average	2.99	1.78	2.23	1.86	2.23	2.23	2.71	3.30	3.26
3 years	12.74	6.26	10.18	7.18	10.19	10.19	11.68	13.79	13.57
Annual average	4.08	2.04	3.28	2.34	3.29	3.29	3.75	4.40	4.33
1 year	8.89	2.63	8.07	3.07	8.01	7.01	8.38	9.17	9.16
6 months	1.42	–4.41	1.07	–3.88	1.06	0.07	1.12	1.56	1.59
Maturity Fund
Annual average
(life of fund)	2.99%	2.71%	2.58%	2.58%	2.49%	2.49%	2.73%	3.27%	3.24%
10 years	40.02	34.42	31.80	31.80	29.87	29.87	36.55	43.88	43.44
Annual average	3.42	3.00	2.80	2.80	2.65	2.65	3.16	3.70	3.67
5 years	13.19	8.66	8.98	7.01	9.02	9.02	11.78	14.90	14.55
Annual average	2.51	1.68	1.73	1.36	1.74	1.74	2.25	2.82	2.75
3 years	11.05	6.61	8.59	5.59	8.57	8.57	10.23	12.12	11.84
Annual average	3.56	2.16	2.78	1.83	2.78	2.78	3.30	3.89	3.80
1 year	8.46	4.12	7.66	2.66	7.63	6.63	8.19	8.79	8.69
6 months	1.54	–2.52	1.13	–3.84	1.18	0.19	1.42	1.71	1.60

16 RetirementReady® Funds

* The inception date of Putnam RetirementReady 2060 Fund is 11/30/15, for all share classes except class R6, which incepted on 9/1/16.

† The inception date of Putnam RetirementReady 2055 Fund is 11/30/10, for all share classes except class R6, which incepted on 9/1/16.

‡ The inception date of Putnam RetirementReady 2050 Fund is 5/2/05, for all share classes except class R6, which incepted on 9/1/16.

See the discussion following the fund performance tables on pages 10–11 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Putnam RetirementReady 2060 Fund
Net expenses for the fiscal year ended 7/31/19*	0.99%	1.74%	1.74%	1.24%	0.66%	0.74%
Total annual operating expenses for the
fiscal year ended 7/31/19	7.12%	7.87%	7.87%	7.37%	6.79%	6.87%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.38%	1.13%	1.13%	0.63%	0.05%	0.13%
Putnam RetirementReady 2055 Fund
Net expenses for the fiscal year ended 7/31/19†	1.04%	1.79%	1.79%	1.29%	0.67%	0.79%
Total annual operating expenses for the fiscal
year ended 7/31/19	1.49%	2.24%	2.24%	1.74%	1.12%	1.24%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.39%	1.14%	1.14%	0.64%	0.05%	0.14%
Putnam RetirementReady 2050 Fund
Net expenses for the fiscal year ended 7/31/19†	1.01%	1.76%	1.76%	1.26%	0.67%	0.76%
Total annual operating expenses for the
fiscal year ended 7/31/19	1.19%	1.94%	1.94%	1.44%	0.85%	0.94%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.38%	1.13%	1.13%	0.63%	0.05%	0.13%
Putnam RetirementReady 2045 Fund
Net expenses for the fiscal year ended 7/31/19†	1.03%	1.78%	1.78%	1.28%	0.68%	0.78%
Total annual operating expenses for the
fiscal year ended 7/31/19	1.20%	1.95%	1.95%	1.45%	0.85%	0.95%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.38%	1.13%	1.13%	0.63%	0.05%	0.13%
Putnam RetirementReady 2040 Fund
Net expenses for the fiscal year ended 7/31/19†	1.00%	1.75%	1.75%	1.25%	0.67%	0.75%
Total annual operating expenses for the
fiscal year ended 7/31/19	1.09%	1.84%	1.84%	1.34%	0.76%	0.84%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.38%	1.13%	1.13%	0.63%	0.05%	0.13%

RetirementReady® Funds 17

Expense ratios cont.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Putnam RetirementReady 2035 Fund
Net expenses for the fiscal year ended 7/31/19†	0.98%	1.73%	1.73%	1.23%	0.64%	0.73%
Total annual operating expenses for the
fiscal year ended 7/31/19	1.09%	1.84%	1.84%	1.34%	0.75%	0.84%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.38%	1.13%	1.13%	0.63%	0.05%	0.13%
Putnam RetirementReady 2030 Fund
Net expenses for the fiscal year ended 7/31/19†	0.94%	1.69%	1.69%	1.19%	0.61%	0.69%
Total annual operating expenses for the
fiscal year ended 7/31/19	1.02%	1.77%	1.77%	1.27%	0.69%	0.77%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.38%	1.13%	1.13%	0.63%	0.05%	0.13%
Putnam RetirementReady 2025 Fund
Net expenses for the fiscal year ended 7/31/19†	0.95%	1.70%	1.70%	1.20%	0.61%	0.70%
Total annual operating expenses for the
fiscal year ended 7/31/19	1.05%	1.80%	1.80%	1.30%	0.71%	0.80%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.38%	1.13%	1.13%	0.63%	0.05%	0.13%
Putnam RetirementReady 2020 Fund
Net expenses for the fiscal year ended 7/31/19†	0.93%	1.68%	1.68%	1.18%	0.60%	0.68%
Total annual operating expenses for the
fiscal year ended 7/31/19	1.01%	1.76%	1.76%	1.26%	0.68%	0.76%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.37%	1.12%	1.12%	0.62%	0.05%	0.12%
Putnam RetirementReady Maturity Fund
Net expenses for the fiscal year ended 7/31/19†	0.94%	1.69%	1.69%	1.19%	0.61%	0.69%
Total annual operating expenses for the
fiscal year ended 7/31/19	1.06%	1.81%	1.81%	1.31%	0.73%	0.81%
Annualized expense ratio for the six-month
period ended 1/31/20#	0.38%	1.13%	1.13%	0.63%	0.05%	0.13%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

Putnam RetirementReady 2060 Fund	0.61%
Putnam RetirementReady 2055 Fund	0.62%
Putnam RetirementReady 2050 Fund	0.62%
Putnam RetirementReady 2045 Fund	0.63%
Putnam RetirementReady 2040 Fund	0.62%
Putnam RetirementReady 2035 Fund	0.59%
Putnam RetirementReady 2030 Fund	0.56%
Putnam RetirementReady 2025 Fund	0.56%
Putnam RetirementReady 2020 Fund	0.55%
Putnam RetirementReady Maturity Fund	0.56%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/29.

† Reflects Putnam Management’s decision to contractually limit expenses through 11/30/20.

# Excludes the expense ratio of the underlying Putnam mutual funds.

18 RetirementReady® Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 8/1/19 to 1/31/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Putnam RetirementReady 2060 Fund
Expenses paid per $1,000*†	$1.95	$5.80	$5.80	$3.24	$0.26	$0.67
Ending value (after expenses)	$1,046.70	$1,043.00	$1,042.90	$1,045.40	$1,048.60	$1,048.30
Putnam RetirementReady 2055 Fund
Expenses paid per $1,000*†	$2.01	$5.85	$5.85	$3.29	$0.26	$0.72
Ending value (after expenses)	$1,045.50	$1,040.30	$1,040.40	$1,043.90	$1,047.20	$1,046.40
Putnam RetirementReady 2050 Fund
Expenses paid per $1,000*†	$1.95	$5.79	$5.79	$3.23	$0.26	$0.67
Ending value (after expenses)	$1,043.70	$1,039.80	$1,040.00	$1,042.30	$1,045.30	$1,044.50
Putnam RetirementReady 2045 Fund
Expenses paid per $1,000*†	$1.95	$5.79	$5.79	$3.23	$0.26	$0.67
Ending value (after expenses)	$1,040.60	$1,036.80	$1,036.70	$1,040.20	$1,042.10	$1,042.20
Putnam RetirementReady 2040 Fund
Expenses paid per $1,000*†	$1.94	$5.77	$5.77	$3.22	$0.26	$0.67
Ending value (after expenses)	$1,035.60	$1,031.30	$1,031.20	$1,033.70	$1,037.20	$1,036.50
Putnam RetirementReady 2035 Fund
Expenses paid per $1,000*†	$1.94	$5.75	$5.75	$3.21	$0.26	$0.66
Ending value (after expenses)	$1,028.80	$1,025.30	$1,025.30	$1,027.60	$1,030.90	$1,030.30
Putnam RetirementReady 2030 Fund
Expenses paid per $1,000*†	$1.93	$5.74	$5.74	$3.20	$0.25	$0.66
Ending value (after expenses)	$1,022.70	$1,019.10	$1,019.10	$1,021.30	$1,024.40	$1,023.90
Putnam RetirementReady 2025 Fund
Expenses paid per $1,000*†	$1.93	$5.72	$5.72	$3.19	$0.25	$0.66
Ending value (after expenses)	$1,017.00	$1,012.70	$1,013.10	$1,015.50	$1,018.70	$1,018.30
Putnam RetirementReady 2020 Fund
Expenses paid per $1,000*†	$1.87	$5.65	$5.65	$3.13	$0.25	$0.61
Ending value (after expenses)	$1,011.70	$1,008.00	$1,007.30	$1,009.00	$1,012.90	$1,013.20
Putnam RetirementReady Maturity Fund
Expenses paid per $1,000*†	$1.92	$5.70	$5.70	$3.18	$0.25	$0.66
Ending value (after expenses)	$1,012.00	$1,008.30	$1,008.30	$1,010.80	$1,013.70	$1,013.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 19

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 1/31/20, use the following calculation method. To find the value of your investment on 8/1/19, call Putnam at 1-800-225-1581.

20 RetirementReady® Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Putnam RetirementReady 2060 Fund
Expenses paid per $1,000*†	$1.93	$5.74	$5.74	$3.20	$0.25	$0.66
Ending value (after expenses)	$1,023.23	$1,019.46	$1,019.46	$1,021.97	$1,024.89	$1,024.48
Putnam RetirementReady 2055 Fund
Expenses paid per $1,000*†	$1.98	$5.79	$5.79	$3.25	$0.25	$0.71
Ending value (after expenses)	$1,023.18	$1,019.41	$1,019.41	$1,021.92	$1,024.89	$1,024.43
Putnam RetirementReady 2050 Fund
Expenses paid per $1,000*†	$1.93	$5.74	$5.74	$3.20	$0.25	$0.66
Ending value (after expenses)	$1,023.23	$1,019.46	$1,019.46	$1,021.97	$1,024.89	$1,024.48
Putnam RetirementReady 2045 Fund
Expenses paid per $1,000*†	$1.93	$5.74	$5.74	$3.20	$0.25	$0.66
Ending value (after expenses)	$1,023.23	$1,019.46	$1,019.46	$1,021.97	$1,024.89	$1,024.48
Putnam RetirementReady 2040 Fund
Expenses paid per $1,000*†	$1.93	$5.74	$5.74	$3.20	$0.25	$0.66
Ending value (after expenses)	$1,023.23	$1,019.46	$1,019.46	$1,021.97	$1,024.89	$1,024.48
Putnam RetirementReady 2035 Fund
Expenses paid per $1,000*†	$1.93	$5.74	$5.74	$3.20	$0.25	$0.66
Ending value (after expenses)	$1,023.23	$1,019.46	$1,019.46	$1,021.97	$1,024.89	$1,024.48
Putnam RetirementReady 2030 Fund
Expenses paid per $1,000*†	$1.93	$5.74	$5.74	$3.20	$0.25	$0.66
Ending value (after expenses)	$1,023.23	$1,019.46	$1,019.46	$1,021.97	$1,024.89	$1,024.48
Putnam RetirementReady 2025 Fund
Expenses paid per $1,000*†	$1.93	$5.74	$5.74	$3.20	$0.25	$0.66
Ending value (after expenses)	$1,023.23	$1,019.46	$1,019.46	$1,021.97	$1,024.89	$1,024.48
Putnam RetirementReady 2020 Fund
Expenses paid per $1,000*†	$1.88	$5.69	$5.69	$3.15	$0.25	$0.61
Ending value (after expenses)	$1,023.28	$1,019.51	$1,019.51	$1,022.02	$1,024.89	$1,024.53
Putnam RetirementReady Maturity Fund
Expenses paid per $1,000*†	$1.93	$5.74	$5.74	$3.20	$0.25	$0.66
Ending value (after expenses)	$1,023.23	$1,019.46	$1,019.46	$1,021.97	$1,024.89	$1,024.48

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 1/31/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

RetirementReady® Funds 21

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, asset class, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage and asset backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax, and other regulatory developments, and other factors affecting the value of commodities. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

For the portion invested in Putnam Government Money Market Fund, these risks also apply:

You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest-rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or

22 RetirementReady® Funds

counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. The principal value of each fund is not guaranteed at any time, including at the target date.

RetirementReady® Funds 23

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam RetirementReady Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding

24 RetirementReady® Funds

same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of January 31, 2020, Putnam employees had approximately $466,000,000 and the Trustees had approximately $77,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

RetirementReady® Funds 25

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

26 RetirementReady® Funds

The funds’ portfolios 1/31/20 (Unaudited)

Putnam RetirementReady 2060 Fund	Shares	Value
Absolute Return Funds (10.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,693	$16,694
Putnam Multi-Asset Absolute Return Fund Class P †††	23,746	270,706
Total Absolute Return Funds (cost $287,819)		$287,400

Asset Allocation Funds (89.1%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	163,966	$2,016,778
Putnam Dynamic Asset Allocation Growth Fund Class P †††	26,462	442,711
Total Asset Allocation Funds (cost $2,365,651)		$2,459,489

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	12,671	$12,671
Total Fixed Income Funds (cost $12,671)		$12,671

TOTAL INVESTMENTS
Total Investments (cost $2,666,141)		$2,759,560
* Percentages indicated are based on net assets of $2,759,645.

Putnam RetirementReady 2055 Fund	Shares	Value
Absolute Return Funds (10.8%)*
Putnam Fixed Income Absolute Return Fund Class P †††	23,470	$231,413
Putnam Multi-Asset Absolute Return Fund Class P †††	197,538	2,251,930
Total Absolute Return Funds (cost $2,495,609)		$2,483,343

Asset Allocation Funds (88.8%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,144,978	$14,083,228
Putnam Dynamic Asset Allocation Growth Fund Class P †††	377,184	6,310,285
Total Asset Allocation Funds (cost $19,844,487)		$20,393,513

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	104,307	$104,307
Total Fixed Income Funds (cost $104,307)		$104,307

TOTAL INVESTMENTS
Total Investments (cost $22,444,403)		$22,981,163

* Percentages indicated are based on net assets of $22,973,120.

RetirementReady® Funds 27

The funds’ portfolios 1/31/20 (Unaudited) cont.

Putnam RetirementReady 2050 Fund	Shares	Value
Absolute Return Funds (11.6%)*
Putnam Fixed Income Absolute Return Fund Class P †††	124,221	$1,224,821
Putnam Multi-Asset Absolute Return Fund Class P †††	580,805	6,621,176
Total Absolute Return Funds (cost $7,925,194)		$7,845,997

Asset Allocation Funds (88.0%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,407,837	$29,616,389
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,785,443	29,870,455
Total Asset Allocation Funds (cost $58,326,190)		$59,486,844

Fixed Income Funds (0.4%)*
Putnam Government Money Market Fund Class G †††	299,393	$299,393
Total Fixed Income Funds (cost $299,393)		$299,393

TOTAL INVESTMENTS
Total Investments (cost $66,550,777)		$67,632,234
* Percentages indicated are based on net assets of $67,604,224.

Putnam RetirementReady 2045 Fund	Shares	Value
Absolute Return Funds (13.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	203,304	$2,004,582
Putnam Multi-Asset Absolute Return Fund Class P †††	783,222	8,928,730
Total Absolute Return Funds (cost $11,029,535)		$10,933,312

Asset Allocation Funds (85.4%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,369,341	$16,842,900
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,061,295	51,215,467
Total Asset Allocation Funds (cost $66,575,915)		$68,058,367

Fixed Income Funds (0.9%)*
Putnam Government Money Market Fund Class G †††	755,804	$755,804
Total Fixed Income Funds (cost $755,804)		$755,804

TOTAL INVESTMENTS
Total Investments (cost $78,361,254)		$79,747,483

* Percentages indicated are based on net assets of $79,714,757.

28 RetirementReady® Funds

The funds’ portfolios 1/31/20 (Unaudited) cont.

Putnam RetirementReady 2040 Fund	Shares	Value
Absolute Return Funds (18.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	616,542	$6,079,104
Putnam Multi-Asset Absolute Return Fund Class P †††	2,262,049	25,787,361
Total Absolute Return Funds (cost $32,511,752)		$31,866,465

Asset Allocation Funds (79.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	965,281	$14,614,355
Putnam Dynamic Asset Allocation Equity Fund Class P †††	377,787	4,646,781
Putnam Dynamic Asset Allocation Growth Fund Class P †††	7,024,071	117,512,709
Total Asset Allocation Funds (cost $134,513,303)		$136,773,845

Fixed Income Funds (2.6%)*
Putnam Government Money Market Fund Class G †††	4,416,539	$4,416,539
Total Fixed Income Funds (cost $4,416,539)		$4,416,539

TOTAL INVESTMENTS
Total Investments (cost $171,441,594)		$173,056,849
* Percentages indicated are based on net assets of $172,988,268.

Putnam RetirementReady 2035 Fund	Shares	Value
Absolute Return Funds (26.2%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,083,263	$10,680,973
Putnam Multi-Asset Absolute Return Fund Class P †††	2,467,287	28,127,077
Total Absolute Return Funds (cost $39,420,520)		$38,808,050

Asset Allocation Funds (70.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	3,464,205	$52,448,070
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,104,938	51,945,612
Total Asset Allocation Funds (cost $101,883,021)		$104,393,682

Fixed Income Funds (3.4%)*
Putnam Government Money Market Fund Class G †††	4,963,818	$4,963,818
Total Fixed Income Funds (cost $4,963,818)		$4,963,818

TOTAL INVESTMENTS
Total Investments (cost $146,267,359)		$148,165,550

* Percentages indicated are based on net assets of $148,100,483.

RetirementReady® Funds 29

The funds’ portfolios 1/31/20 (Unaudited) cont.

Putnam RetirementReady 2030 Fund	Shares	Value
Absolute Return Funds (35.1%)*
Putnam Fixed Income Absolute Return Fund Class P †††	2,775,879	$27,370,167
Putnam Multi-Asset Absolute Return Fund Class P †††	4,520,968	51,539,035
Total Absolute Return Funds (cost $80,109,241)		$78,909,202

Asset Allocation Funds (60.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	7,792,642	$117,980,594
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	721,647	7,930,904
Putnam Dynamic Asset Allocation Growth Fund Class P †††	587,073	9,821,724
Total Asset Allocation Funds (cost $131,982,061)		$135,733,222

Fixed Income Funds (4.4%)*
Putnam Government Money Market Fund Class G †††	9,973,250	$9,973,250
Total Fixed Income Funds (cost $9,973,250)		$9,973,250

TOTAL INVESTMENTS
Total Investments (cost $222,064,552)		$224,615,674
* Percentages indicated are based on net assets of $224,509,925.

Putnam RetirementReady 2025 Fund	Shares	Value
Absolute Return Funds (45.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	2,944,599	$29,033,745
Putnam Multi-Asset Absolute Return Fund Class P †††	4,041,826	46,076,816
Total Absolute Return Funds (cost $76,033,437)		$75,110,561

Asset Allocation Funds (48.5%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	3,158,210	$47,815,292
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	2,909,606	31,976,575
Total Asset Allocation Funds (cost $77,248,239)		$79,791,867

Fixed Income Funds (5.8%)*
Putnam Government Money Market Fund Class G †††	9,595,223	$9,595,223
Total Fixed Income Funds (cost $9,595,223)		$9,595,223

TOTAL INVESTMENTS
Total Investments (cost $162,876,899)		$164,497,651

*Percentages indicated are based on net assets of $164,433,957.

30 RetirementReady® Funds

The funds’ portfolios 1/31/20 (Unaudited) cont.

Putnam RetirementReady 2020 Fund	Shares	Value
Absolute Return Funds (57.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	5,600,680	$55,222,707
Putnam Multi-Asset Absolute Return Fund Class P †††	6,303,592	71,860,951
Total Absolute Return Funds (cost $128,887,366)		$127,083,658

Asset Allocation Funds (36.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	492,134	$7,450,906
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	6,553,911	72,027,481
Total Asset Allocation Funds (cost $77,177,725)		$79,478,387

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	12,994,484	$12,994,484
Total Fixed Income Funds (cost $12,994,484)		$12,994,484

TOTAL INVESTMENTS
Total Investments (cost $219,059,575)		$219,556,529
*Percentages indicated are based on net assets of $219,461,313.

Putnam RetirementReady Maturity Fund	Shares	Value
Absolute Return Funds (59.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	3,515,063	$34,658,517
Putnam Multi-Asset Absolute Return Fund Class P †††	3,050,187	34,772,127
Total Absolute Return Funds (cost $69,840,977)		$69,430,644

Asset Allocation Funds (34.2%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	3,610,917	$39,683,973
Total Asset Allocation Funds (cost $38,527,591)		$39,683,973

Fixed Income Funds (5.9%)*
Putnam Government Money Market Fund Class G †††	6,860,164	$6,860,164
Total Fixed Income Funds (cost $6,860,164)		$6,860,164

TOTAL INVESTMENTS
Total Investments (cost $115,228,732)		$115,974,781

* Percentages indicated are based on net assets of $115,921,160.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2019 through January 31, 2020 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

RetirementReady® Funds 31

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2060 Fund	$2,759,560	$—	$—	$2,759,560
Putnam RetirementReady 2055 Fund	22,981,163	—	—	22,981,163
Putnam RetirementReady 2050 Fund	67,632,234	—	—	67,632,234
Putnam RetirementReady 2045 Fund	79,747,483	—	—	79,747,483
Putnam RetirementReady 2040 Fund	173,056,849	—	—	173,056,849
Putnam RetirementReady 2035 Fund	148,165,550	—	—	148,165,550
Putnam RetirementReady 2030 Fund	224,615,674	—	—	224,615,674
Putnam RetirementReady 2025 Fund	164,497,651	—	—	164,497,651
Putnam RetirementReady 2020 Fund	219,556,529	—	—	219,556,529
Putnam RetirementReady
Maturity Fund	115,974,781	—	—	115,974,781

The accompanying notes are an integral part of these financial statements.

32 RetirementReady® Funds

Statement of assets and liabilities 1/31/20 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
ASSETS	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$2,759,560	$22,981,163	$67,632,234	$79,747,483	$173,056,849
Receivable for income distributions
from underlying Putnam Fund shares	13	100	309	853	4,477
Receivable for shares of the fund sold	5,406	116,264	104,612	41,702	333,587
Receivable for investments sold	33,889	53,513	212,871	70,523	47,695
Receivable from Manager (Note 2)	12,688	16,564	25,127	25,837	39,730
Total assets	2,811,556	23,167,604	67,975,153	79,886,398	173,482,338

LIABILITIES
Payable to custodian	245	517	2,399	1,863	4,442
Payable for shares of the
fund repurchased	33,892	53,503	212,399	70,523	47,695
Payable for investments purchased	4,308	107,968	101,194	35,780	334,169
Payable for investor servicing
fees (Note 2)	477	4,558	14,217	16,132	33,893
Payable for distribution fees (Note 2)	526	4,265	12,724	15,245	32,436
Payable for reports to shareholders	3,223	4,477	5,906	5,875	7,774
Payable for legal fee	8,696	8,696	8,696	8,696	8,696
Payable for auditing and tax fee	270	2,340	7,327	7,780	17,568
Distributions payable to shareholders	—	7,219	4,504	7,294	4,711
Other accrued expenses	274	941	1,563	2,453	2,686
Total liabilities	51,911	194,484	370,929	171,641	494,070

Net assets	$2,759,645	$22,973,120	$67,604,224	$79,714,757	$172,988,268

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$2,758,825	$23,543,050	$68,334,012	$83,683,268	$173,587,033
Total distributable earnings (Note 1)	820	(569,930)	(729,788)	(3,968,511)	(598,765)
Total — Representing net assets
applicable to capital outstanding	$2,759,645	$22,973,120	$67,604,224	$79,714,757	$172,988,268

(Continued on next page)

RetirementReady® Funds 33

Statement of assets and liabilities 1/31/20 (Unaudited) cont.

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Ready
VALUE AND OFFERING PRICE	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$1,564,895	$14,854,442	$53,075,440	$65,062,465	$145,462,356
Number of shares outstanding	143,855	1,392,588	3,039,711	3,351,446	6,772,926
Net asset value and redemption price	$10.88	$10.67	$17.46	$19.41	$21.48
Offering price per class A share
(100/94.25 of Class A net asset value)*	$11.54	$11.32	$18.53	$20.59	$22.79
Computation of net asset value and offering price Class B
Net Assets	$22,671	$102,890	$325,800	$542,178	$544,926
Number of shares outstanding	2,084	9,704	18,863	31,433	27,971
Net asset value and offering price***	$10.88	$10.60	$17.27	$17.25	$19.48
Computation of net asset value and offering price Class C
Net Assets	$195,031	$1,036,426	$820,620	$909,584	$987,932
Number of shares outstanding	18,037	99,622	48,218	52,749	51,740
Net asset value and offering price***	$10.81	$10.40	$17.02	$17.24	$19.09
Computation of net asset value, offering price and redemption price Class R
Net Assets	$14,190	$103,420	$563,019	$227,247	$318,228
Number of shares outstanding	1,291	9,628	32,608	11,131	14,098
Net asset value, offering price
and redemption value	$10.99	$10.74	$17.27	$20.42	$22.57
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$799,174	$6,282,328	$11,468,039	$10,546,367	$21,616,423
Number of shares outstanding	72,824	582,355	651,114	431,969	825,766
Net asset value, offering price
and redemption value	$10.97	$10.79	$17.61	$24.41	$26.18
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$163,684	$593,614	$1,351,306	$2,426,916	$4,058,403
Number of shares outstanding	14,948	54,830	76,670	99,359	155,130
Net asset value, offering price
and redemption value	$10.95	$10.83	$17.62	$24.43	$26.16
Cost of investments (Note 1)	$2,666,141	$22,444,403	$66,550,777	$78,361,254	$171,441,594

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

34 RetirementReady® Funds

Statement of assets and liabilities 1/31/20 (Unaudited) cont.

					Putnam
	Putnam	Putnam	Putnam	Putnam	Retirement-
	Retirement-	Retirement-	Retirement-	Retirement-	Ready
	Ready	Ready	Ready	Ready	Maturity
ASSETS	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Fund
Investments in affiliated underlying
Putnam Funds, at value (Notes 1 and 5)	$148,165,550	$224,615,674	$164,497,651	$219,556,529	$115,974,781
Receivable for income distributions
from underlying Putnam Fund shares	5,265	10,562	10,128	13,229	6,985
Receivable for shares of the fund sold	9,741	22,096	273,399	128,040	46,502
Receivable for investments sold	126,219	11,947	136,621	274,755	46,345
Receivable from Manager (Note 2)	34,763	45,913	37,748	42,765	30,917
Total assets	148,341,538	224,706,192	164,955,547	220,015,318	116,105,530

LIABILITIES
Payable to custodian	3,586	4,902	3,849	2,458	1,446
Payable for shares of the
fund repurchased	126,219	12,510	136,621	274,755	46,345
Payable for investments purchased	12,632	37,020	268,234	131,245	57,191
Payable for investor servicing
fees (Note 2)	29,821	44,781	33,036	44,618	24,466
Payable for distribution fees (Note 2)	28,278	42,322	31,475	45,637	24,815
Payable for reports to shareholders	6,288	8,214	6,380	7,325	7,641
Payable for legal fee	8,696	8,696	8,696	8,696	8,696
Payable for auditing and tax fee	14,484	22,772	16,174	22,558	12,233
Distributions payable to shareholders	7,649	12,537	13,108	14,236	956
Other accrued expenses	3,402	2,513	4,017	2,477	581
Total liabilities	241,055	196,267	521,590	554,005	184,370

Net assets	$148,100,483	$224,509,925	$164,433,957	$219,461,313	$115,921,160

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$153,348,553	$230,195,023	$168,082,121	$225,611,381	$119,531,066
Total distributable earnings (Note 1)	(5,248,070)	(5,685,098)	(3,648,164)	(6,150,068)	(3,609,906)
Total — Representing net assets
applicable to capital outstanding	$148,100,483	$224,509,925	$164,433,957	$219,461,313	$115,921,160

(Continued on next page)

RetirementReady® Funds 35

Statement of assets and liabilities 1/31/20 (Unaudited) cont.

					Putnam
	Putnam	Putnam	Putnam	Putnam	Retirement-
	Retirement-	Retirement-	Retirement-	Retirement-	Ready
COMPUTATION OF NET ASSET	Ready	Ready	Ready	Ready	Maturity
VALUE AND OFFERING PRICE	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$122,878,134	$188,429,661	$135,412,403	$204,206,534	$108,020,824
Number of shares outstanding	5,618,084	8,746,841	6,251,480	10,804,456	6,180,954
Net asset value and redemption price	$21.87	$21.54	$21.66	$18.90	$17.48
Offering price per class A share
(100/94.25 of Class A net asset value)*	$23.20	$22.85	$22.98	$20.05	N/A
Offering price per class A share
(100/96.00 of Class A net asset value)**	N/A	N/A	N/A	N/A	$18.21
Computation of net asset value and offering price Class B
Net Assets	$575,747	$740,005	$617,387	$524,680	$592,232
Number of shares outstanding	28,924	36,222	30,623	28,737	34,755
Net asset value and offering price***	$19.91	$20.43	$20.16	$18.26	$17.04
Computation of net asset value and offering price Class C
Net Assets	$1,611,433	$1,514,946	$2,424,418	$1,622,457	$919,653
Number of shares outstanding	81,671	74,665	121,246	89,141	53,822
Net asset value and offering price***	$19.73	$20.29	$20.00	$18.20	$17.09
Computation of net asset value, offering price and redemption price Class R
Net Assets	$670,074	$697,378	$487,271	$354,110	$984,875
Number of shares outstanding	31,880	34,228	24,003	19,212	56,397
Net asset value, offering price
and redemption value	$21.02	$20.37	$20.30	$18.43	$17.46
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$17,475,639	$26,333,320	$21,049,716	$9,568,022	$2,959,699
Number of shares outstanding	663,442	1,042,708	963,835	444,748	168,745
Net asset value, offering price
and redemption value	$26.34	$25.25	$21.84	$21.51	$17.54
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$4,889,456	$6,794,615	$4,442,762	$3,185,510	$2,443,877
Number of shares outstanding	185,669	269,273	203,438	148,263	139,308
Net asset value, offering price
and redemption value	$26.33	$25.23	$21.84	$21.49	$17.54
Cost of investments (Note 1)	$146,267,359	$222,064,552	$162,876,899	$219,059,575	$115,228,732

* On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

*** Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

36 RetirementReady® Funds

Statement of operations Six months ended 1/31/20 (Unaudited)

	Putnam	Putnam	Putnam	Putnam	Putnam
	Retirement-	Retirement-	Retirement-	Retirement-	Retirement-
	Ready	Ready	Ready	Ready	Ready
INVESTMENT INCOME	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$42,358	$359,559	$1,178,928	$1,294,445	$2,692,387

EXPENSES
Investor servicing fees (Note 2)	1,321	13,252	41,853	45,718	99,089
Distribution fees (Note 2)	2,871	23,946	72,070	83,396	186,362
Blue sky expense	42,474	42,572	43,964	44,319	44,114
Legal	8,696	8,696	8,696	8,696	8,696
Other	2,464	5,712	13,081	13,934	25,681
Fees waived and reimbursed
by Manager (Note 2)	(53,634)	(56,980)	(65,741)	(66,949)	(78,491)
Total expenses	4,192	37,198	113,923	129,114	285,451

Net investment income	38,166	322,361	1,065,005	1,165,331	2,406,936

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	36,929	(585,473)	(963,072)	(1,483,683)	(44,057)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	13,859	97,785	222,889	120,441	42,419
Total net realized gain (loss)	50,788	(487,688)	(740,183)	(1,363,242)	(1,638)
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	33,545	1,154,442	2,887,180	3,274,581	3,533,380
Total change in net
unrealized appreciation	33,545	1,154,442	2,887,180	3,274,581	3,533,380

Net gain on investments	84,333	666,754	2,146,997	1,911,339	3,531,742

Net increase in net assets resulting
from operations	$122,499	$989,115	$3,212,002	$3,076,670	$5,938,678

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 37

Statement of operations Six months ended 1/31/20 (Unaudited) cont.

					Putnam
	Putnam	Putnam	Putnam	Putnam	Retirement-
	Retirement-	Retirement-	Retirement-	Retirement-	Ready
	Ready	Ready	Ready	Ready	Maturity
INVESTMENT INCOME	2035 Fund	2030 Fund	2025 Fund	2020 Fund	Fund
Income distributions from underlying
Putnam Fund shares (Note 5)	$1,816,313	$2,290,294	$1,661,871	$2,461,982	$1,423,171

EXPENSES
Investor servicing fees (Note 2)	84,852	131,842	94,863	131,679	72,983
Distribution fees (Note 2)	155,996	243,878	174,175	265,394	147,447
Blue sky expense	44,114	44,114	44,114	44,289	44,513
Legal	8,696	8,696	8,696	8,696	8,696
Other	22,249	31,567	24,531	30,132	17,577
Fees waived and reimbursed
by Manager (Note 2)	(75,059)	(84,377)	(77,341)	(83,117)	(70,786)
Total expenses	240,848	375,720	269,038	397,073	220,430

Net investment income	1,575,465	1,914,574	1,392,833	2,064,909	1,202,741

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam Fund
shares (Notes 1 and 3)	(1,744,260)	(390,307)	(934,962)	(595,431)	(193,632)
Capital gain distribution
from underlying Putnam Fund
shares (Note 5)	—	18,943	87,174	202,409	117,207
Total net realized (loss)	(1,744,260)	(371,364)	(847,788)	(393,022)	(76,425)
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	4,306,249	3,455,488	2,192,020	851,570	293,363
Total change in net appreciation	4,306,249	3,455,488	2,192,020	851,570	293,363

Net gain on investments	2,561,989	3,084,124	1,344,232	458,548	216,938

Net increase in net assets resulting
from operations	$4,137,454	$4,998,698	$2,737,065	$2,523,457	$1,419,679

The accompanying notes are an integral part of these financial statements.

38 RetirementReady® Funds

Statement of changes in net assets

Putnam RetirementReady 2060 Fund —
INCREASE IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$38,166	$18,876
Net realized gain (loss) on sale of underlying
Putnam Fund shares	50,788	(3,464)
Net unrealized appreciation of underlying
Putnam Fund shares	33,545	52,555
Net increase in net assets resulting from operations	122,499	67,967
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(20,204)	(20,130)
Class B	(111)	(577)
Class C	(1,406)	(2,353)
Class M	—	(363)
Class R	(57)	(774)
Class R6	(12,416)	(15,678)
Class Y	(2,575)	(1,431)
Net realized short-term gain on investments
Class A	(404)	(2,389)
Class B	(6)	(86)
Class C	(50)	(373)
Class M	—	(66)
Class R	(4)	(106)
Class R6	(213)	(1,792)
Class Y	(45)	(168)
From net realized long-term gain on investments
Class A	(63,979)	(18,877)
Class B	(944)	(682)
Class C	(7,952)	(2,951)
Class M	—	(522)
Class R	(586)	(840)
Class R6	(33,702)	(14,155)
Class Y	(7,151)	(1,328)
Increase from capital share transactions (Note 4)	369,104	1,563,794
Total increase in net assets	339,798	1,546,120

NET ASSETS
Beginning of period	2,419,847	873,727
End of period	$2,759,645	$2,419,847

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 39

Statement of changes in net assets cont.

Putnam RetirementReady 2055 Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$322,361	$297,514
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(487,688)	1,917,953
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	1,154,442	(1,852,169)
Net increase in net assets resulting from operations	989,115	363,298
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(106,224)	(307,306)
Class B	—	(1,767)
Class C	(277)	(17,665)
Class M	—	(2,150)
Class R	(482)	(1,112)
Class R6	(63,132)	(157,599)
Class Y	(2,352)	(98,168)
From net realized long-term gain on investments
Class A	(1,017,089)	(1,127,783)
Class B	(6,950)	(9,317)
Class C	(70,790)	(87,860)
Class M	—	(9,096)
Class R	(6,592)	(6,854)
Class R6	(420,516)	(502,016)
Class Y	(40,041)	(329,358)
Increase from capital share transactions (Note 4)	1,362,320	779,508
Total increase (decrease) in net assets	616,990	(1,515,245)

NET ASSETS
Beginning of period	22,356,130	23,871,375
End of period	$22,973,120	$22,356,130

* Unaudited

The accompanying notes are an integral part of these financial statements.

40 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2050 Fund —
INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$1,065,005	$799,097
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(740,183)	6,291,587
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	2,887,180	(6,117,641)
Net increase in net assets resulting from operations	3,212,002	973,043
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(642,576)	(1,133,512)
Class B	(729)	(7,519)
Class C	(4,363)	(13,980)
Class M	—	(4,199)
Class R	(4,129)	(19,914)
Class R6	(167,823)	(335,564)
Class Y	(92,942)	(39,815)
From net realized long-term gain on investments
Class A	(3,083,210)	(4,158,421)
Class B	(19,027)	(39,638)
Class C	(48,635)	(70,728)
Class M	—	(18,335)
Class R	(32,484)	(79,236)
Class R6	(645,936)	(1,079,540)
Class Y	(373,867)	(141,379)
Increase from capital share transactions (Note 4)	1,320,644	12,531,020
Total increase (decrease) in net assets	(583,075)	6,362,283

NET ASSETS
Beginning of period	68,187,299	61,825,016
End of period	$67,604,224	$68,187,299

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 41

Statement of changes in net assets cont.

Putnam RetirementReady 2045 Fund —
INCREASE IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$1,165,331	$978,584
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(1,363,242)	5,794,372
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	3,274,581	(5,690,188)
Net increase in net assets resulting from operations	3,076,670	1,082,768
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(918,713)	(1,487,033)
Class B	(4,403)	(15,418)
Class C	(6,740)	(30,434)
Class M	—	(2,989)
Class R	(368)	(19,450)
Class R6	(142,913)	(298,992)
Class Y	(25,902)	(222,312)
From net realized long-term gain on investments
Class A	(3,170,030)	(4,183,087)
Class B	(30,076)	(56,252)
Class C	(49,740)	(104,369)
Class M	—	(9,951)
Class R	(11,276)	(65,885)
Class R6	(416,385)	(756,642)
Class Y	(95,226)	(584,700)
Increase from capital share transactions (Note 4)	10,761,942	7,889,193
Total increase in net assets	8,966,840	1,134,447

NET ASSETS
Beginning of period	70,747,917	69,613,470
End of period	$79,714,757	$70,747,917

* Unaudited

The accompanying notes are an integral part of these financial statements.

42 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2040 Fund —
INCREASE IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$2,406,936	$2,466,238
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(1,638)	11,793,993
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	3,533,380	(11,601,839)
Net increase in net assets resulting from operations	5,938,678	2,658,392
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,564,011)	(3,479,839)
Class B	(2,074)	(13,160)
Class C	(4,552)	(22,216)
Class M	—	(11,870)
Class R	(2,735)	(3,258)
Class R6	(246,300)	(537,429)
Class Y	(49,650)	(97,932)
From net realized long-term gain on investments
Class A	(6,779,509)	(8,800,029)
Class B	(28,235)	(46,376)
Class C	(50,891)	(74,250)
Class M	—	(36,169)
Class R	(13,897)	(12,543)
Class R6	(841,063)	(1,216,721)
Class Y	(181,822)	(235,532)
Increase from capital share transactions (Note 4)	10,522,792	23,085,079
Total increase in net assets	6,696,731	11,156,147

NET ASSETS
Beginning of period	166,291,537	155,135,390
End of period	$172,988,268	$166,291,537

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 43

Statement of changes in net assets cont.

Putnam RetirementReady 2035 Fund —
INCREASE IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$1,575,465	$2,358,831
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(1,744,260)	8,236,886
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	4,306,249	(7,375,410)
Net increase in net assets resulting from operations	4,137,454	3,220,307
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,605,091)	(2,849,484)
Class B	(3,636)	(19,882)
Class C	(11,935)	(44,661)
Class M	—	(11,439)
Class R	(6,998)	(20,355)
Class R6	(230,296)	(639,728)
Class Y	(54,440)	(365,228)
From net realized long-term gain on investments
Class A	(3,460,812)	(4,921,165)
Class B	(19,342)	(44,311)
Class C	(52,335)	(95,549)
Class M	—	(24,752)
Class R	(19,746)	(41,173)
Class R6	(415,173)	(1,003,568)
Class Y	(116,223)	(591,005)
Increase from capital share transactions (Note 4)	18,605,833	14,353,513
Total increase in net assets	16,747,260	6,901,520

NET ASSETS
Beginning of period	131,353,223	124,451,703
End of period	$148,100,483	$131,353,223

* Unaudited

The accompanying notes are an integral part of these financial statements.

44 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2030 Fund —
INCREASE IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$1,914,574	$4,761,279
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(371,364)	9,955,394
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	3,455,488	(8,928,297)
Net increase in net assets resulting from operations	4,998,698	5,788,376
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(2,778,918)	(5,070,190)
Class B	(5,358)	(22,261)
Class C	(13,562)	(34,978)
Class M	—	(10,265)
Class R	(9,281)	(16,030)
Class R6	(389,019)	(709,693)
Class Y	(97,583)	(210,935)
From net realized long-term gain on investments
Class A	(4,850,474)	(7,092,529)
Class B	(20,712)	(42,916)
Class C	(41,552)	(65,025)
Class M	—	(16,642)
Class R	(18,757)	(26,779)
Class R6	(565,846)	(896,407)
Class Y	(151,097)	(275,946)
Increase from capital share transactions (Note 4)	12,230,102	28,032,744
Total increase in net assets	8,286,641	19,330,524

NET ASSETS
Beginning of period	216,223,284	196,892,760
End of period	$224,509,925	$216,223,284

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 45

Statement of changes in net assets cont.

Putnam RetirementReady 2025 Fund —
INCREASE IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$1,392,833	$3,567,999
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(847,788)	4,586,830
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	2,192,020	(3,574,839)
Net increase in net assets resulting from operations	2,737,065	4,579,990
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,982,005)	(3,281,787)
Class B	(3,492)	(26,854)
Class C	(19,950)	(72,789)
Class M	—	(6,128)
Class R	(5,184)	(21,890)
Class R6	(357,343)	(720,492)
Class Y	(65,747)	(462,929)
From net realized long-term gain on investments
Class A	(2,206,266)	(2,815,320)
Class B	(11,152)	(29,780)
Class C	(42,717)	(75,444)
Class M	—	(6,228)
Class R	(8,461)	(23,110)
Class R6	(336,106)	(562,214)
Class Y	(72,964)	(371,870)
Increase from capital share transactions (Note 4)	22,688,070	19,017,452
Total increase in net assets	20,313,748	15,120,607

NET ASSETS
Beginning of period	144,120,209	128,999,602
End of period	$164,433,957	$144,120,209

* Unaudited

The accompanying notes are an integral part of these financial statements.

46 RetirementReady® Funds

Statement of changes in net assets cont.

Putnam RetirementReady 2020 Fund —
INCREASE IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$2,064,909	$6,034,604
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(393,022)	3,335,266
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	851,570	(2,550,108)
Net increase in net assets resulting from operations	2,523,457	6,819,762
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(3,479,838)	(5,971,049)
Class B	(4,670)	(20,065)
Class C	(14,650)	(51,868)
Class M	—	(3,188)
Class R	—	(69,978)
Class R6	(166,747)	(334,976)
Class Y	(54,383)	(97,977)
From net realized long-term gain on investments
Class A	(2,412,403)	(3,112,870)
Class B	(7,036)	(13,852)
Class C	(19,708)	(34,931)
Class M	—	(2,079)
Class R	(4,260)	(40,585)
Class R6	(98,394)	(158,825)
Class Y	(33,399)	(47,063)
Increase from capital share transactions (Note 4)	12,028,458	14,733,430
Total increase in net assets	8,256,427	11,593,886

NET ASSETS
Beginning of period	211,204,886	199,611,000
End of period	$219,461,313	$211,204,886

* Unaudited

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 47

Statement of changes in net assets cont.

Putnam RetirementReady Maturity Fund —
INCREASE IN NET ASSETS	Six months ended 1/31/20*	Year ended 7/31/19
Operations
Net investment income	$1,202,741	$3,319,689
Net realized gain (loss) on sale of underlying
Putnam Fund shares	(76,425)	840,445
Net unrealized appreciation (depreciation) of underlying
Putnam Fund shares	293,363	(379,503)
Net increase in net assets resulting from operations	1,419,679	3,780,631
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,131,070)	(2,932,935)
Class B	(4,125)	(16,950)
Class C	(6,465)	(30,943)
Class M	(614)	(12,925)
Class R	(7,012)	(15,132)
Class R6	(35,385)	(124,573)
Class Y	(32,148)	(175,593)
From net realized long-term gain on investments
Class A	(1,050,531)	(136,960)
Class B	(5,941)	(1,027)
Class C	(9,131)	(2,005)
Class M	—	(832)
Class R	(7,556)	(766)
Class R6	(27,662)	(5,284)
Class Y	(23,228)	(8,141)
Increase from capital share transactions (Note 4)	4,022,229	8,559,648
Total increase in net assets	3,101,040	8,876,213

NET ASSETS
Beginning of period	112,820,120	103,943,907
End of period	$115,921,160	$112,820,120

* Unaudited

The accompanying notes are an integral part of these financial statements.

48 RetirementReady® Funds

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RetirementReady® Funds 49

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$10.99	.16	.36	.52	(.15)	(.48)	(.63)	$10.88	4.67*	$1,565	.19*	1.45*	31*
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
July 31, 2017	9.83	.04	1.43	1.47	(.09)	(.10)	(.19)	11.11	15.19	77.40		.39	15
July 31, 2016 ‡	10.00	.10	(.05)	.05	(.18)	(.04)	(.22)	9.83	.59*	23	.17*	1.02*	4*
Class B
January 31, 2020 **	$10.94	.11	.37	.48	(.06)	(.48)	(.54)	$10.88	4.30*	$23	.57*	.96*	31*
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	.56	69
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
July 31, 2017	9.79	(.01)	1.39	1.38	(.02)	(.10)	(.12)	11.05	14.23	14	1.15	(.14)	15
July 31, 2016 ‡	10.00	.10	(.09)	.01	(.18)	(.04)	(.22)	9.79	.12*	11	.67*	1.11*	4*
Class C
January 31, 2020 **	$10.90	.11	.36	.47	(.08)	(.48)	(.56)	$10.81	4.29*	$195	.57*	.99*	31*
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
July 31, 2017	9.79	(.02)	1.40	1.38	(.04)	(.10)	(.14)	11.03	14.32	52	1.15	(.19)	15
July 31, 2016 ‡	10.00	.06	(.05)	.01	(.18)	(.04)	(.22)	9.79	.12*	22	.67*	.61*	4*
Class R
January 31, 2020 **	$11.01	.08	.43	.51	(.05)	(.48)	(.53)	$10.99	4.54*	$14	.31*	.69*	31*
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
July 31, 2017	9.82	.04	1.40	1.44	(.06)	(.10)	(.16)	11.10	14.83	13.65		.36	15
July 31, 2016 ‡	10.00	.14	(.10)	.04	(.18)	(.04)	(.22)	9.82	.47*	10	.33*	1.47*	4*
Class R6
January 31, 2020 **	$11.08	.19	.36	.55	(.18)	(.48)	(.66)	$10.97	4.86*	$799	.03*	1.67*	31*
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
July 31, 2017 †	9.86	.07	1.41	1.48	(.09)	(.10)	(.19)	11.15	15.31*	80	.05*	.69*	15
Class Y
January 31, 2020 **	$11.06	.18	.36	.54	(.17)	(.48)	(.65)	$10.95	4.83*	$164	.06*	1.60*	31*
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63
July 31, 2017	9.85	.06	1.43	1.49	(.10)	(.10)	(.20)	11.14	15.41	24.15		.60	15
July 31, 2016 ‡	10.00	.11	(.03)	.08	(.19)	(.04)	(.23)	9.85	.82*	23	—*	1.20*	4*

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

50 RetirementReady® Funds	RetirementReady® Funds 51

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$11.01	.16	.35	.51	(.08)	(.77)	(.85)	$10.67	4.55*	$14,854	.20*	1.42*	27*
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
July 31, 2017	10.46	.05	1.52	1.57	(.09)	(.02)	(.11)	11.92	15.08	10,030.45		.49	30
July 31, 2016	11.60	.15	(.39)	(.24)	(.24)	(.66)	(.90)	10.46	(1.77)	4,783.25		1.41	38
July 31, 2015	12.02	.11	.97	1.08	(.61)	(.89)	(1.50)	11.60	9.56	2,647.25		.95	69[g]
Class B
January 31, 2020 **	$10.92	.11	.34	.45	—	(.77)	(.77)	$10.60	4.03*	$103	.57*	.99 *	27*
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
July 31, 2017	10.37	(.02)	1.49	1.47	(.01)	(.02)	(.03)	11.81	14.17	98	1.20	(.21)	30
July 31, 2016	11.50	.09	(.40)	(.31)	(.16)	(.66)	(.82)	10.37	(2.51)	77	1.00	.86	38
July 31, 2015	11.93	.06	.93	.99	(.53)	(.89)	(1.42)	11.50	8.81	81	1.00	.54	69[g]
Class C
January 31, 2020 **	$10.73	.11	.33	.44	—[f]	(.77)	(.77)	$10.40	4.04*	$1,036	.57*	1.03*	27*
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
July 31, 2017	10.25	(.02)	1.46	1.44	(.01)	(.02)	(.03)	11.66	14.11	812	1.20	(.19)	30
July 31, 2016	11.38	.07	(.38)	(.31)	(.16)	(.66)	(.82)	10.25	(2.48)	655	1.00	.71	38
July 31, 2015	11.83	.06	.92	.98	(.54)	(.89)	(1.43)	11.38	8.81	545	1.00	.50	69[g]
Class R
January 31, 2020 **	$11.07	.14	.36	.50	(.06)	(.77)	(.83)	$10.74	4.39*	$103	.32*	1.29*	27*
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		.58	57
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
July 31, 2017	10.42	.06	1.46	1.52	(.06)	(.02)	(.08)	11.86	14.68	253.70		.55	30
July 31, 2016	11.55	.13	(.39)	(.26)	(.21)	(.66)	(.87)	10.42	(2.00)	273.50		1.25	38
July 31, 2015	11.98	.20	.85	1.05	(.59)	(.89)	(1.48)	11.55	9.34	253.50		1.65	69[g]
Class R6
January 31, 2020 **	$11.14	.17	.37	.54	(.12)	(.77)	(.89)	$10.79	4.72*	$6,282	.03*	1.56*	27*
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34
July 31, 2017 †	10.55	.11	1.49	1.60	(.10)	(.02)	(.12)	12.03	15.23*	3,339	.05*	.96*	30
Class Y
January 31, 2020 **	$11.12	.17	.36	.53	(.05)	(.77)	(.82)	$10.83	4.64*	$594	.07*	1.50*	27*
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34
July 31, 2017	10.53	.08	1.52	1.60	(.10)	(.02)	(.12)	12.01	15.36	2,583.20		.67	30
July 31, 2016	11.66	.17	(.38)	(.21)	(.26)	(.66)	(.92)	10.53	(1.50)	3,831	—	1.64	38
July 31, 2015	12.06	.17	.95	1.12	(.63)	(.89)	(1.52)	11.66	9.89	1,730	—	1.42	69[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

52 RetirementReady® Funds	RetirementReady® Funds 53

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$17.96	.27	.52	.79	(.22)	(1.07)	(1.29)	$17.46	4.37*	$53,075	.19*	1.49*	24*
July 31, 2019	20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
July 31, 2017	17.05	.09	2.38	2.47	(.11)	—	(.11)	19.41	14.58	43,088.41		.48	37
July 31, 2016	17.69	.25	(.53)	(.28)	(.36)	—	(.36)	17.05	(1.54)	29,339.25		1.54	41
July 31, 2015	16.99	.19	1.37	1.56	(.86)	—	(.86)	17.69	9.43	16,701.25		1.11	40[g]
Class B
January 31, 2020 **	$17.67	.17	.54	.71	(.04)	(1.07)	(1.11)	$17.27	3.98*	$326	.57*	.94*	24*
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	.59	35
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
July 31, 2017	16.81	(.04)	2.36	2.32	—	—	—	19.13	13.80	470	1.16	(.24)	37
July 31, 2016	17.45	.13	(.54)	(.41)	(.23)	—	(.23)	16.81	(2.31)	453	1.00	.78	41
July 31, 2015	16.76	.10	1.32	1.42	(.73)	—	(.73)	17.45	8.65	334	1.00	.61	40[g]
Class C
January 31, 2020 **	$17.48	.19	.52	.71	(.10)	(1.07)	(1.17)	$17.02	4.00*	$821	.57*	1.08*	24*
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	.53	35
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
July 31, 2017	16.65	(.05)	2.35	2.30	—	—	—	18.95	13.81	868	1.16	(.27)	37
July 31, 2016	17.29	.14	(.54)	(.40)	(.24)	—	(.24)	16.65	(2.29)	664	1.00	.85	41
July 31, 2015	16.64	.10	1.30	1.40	(.75)	—	(.75)	17.29	8.58	575	1.00	.60	40[g]
Class R
January 31, 2020 **	$17.72	.24	.52	.76	(.14)	(1.07)	(1.21)	$17.27	4.23*	$563	.32*	1.36*	24*
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
July 31, 2017	16.86	.12	2.29	2.41	(.07)	—	(.07)	19.20	14.34	731.66		.69	37
July 31, 2016	17.41	.19	(.51)	(.32)	(.23)	—	(.23)	16.86	(1.81)	1,365.50		1.17	41
July 31, 2015	16.72	.20	1.31	1.51	(.82)	—	(.82)	17.41	9.22	3,088.50		1.16	40[g]
Class R6
January 31, 2020 **	$18.13	.29	.54	.83	(.28)	(1.07)	(1.35)	$17.61	4.53*	$11,468	.03*	1.60*	24*
July 31, 2019	20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38
July 31, 2017 †	17.17	.16	2.38	2.54	(.13)	—	(.13)	19.58	14.86*	7,136	.05*	.88 *	37
Class Y
January 31, 2020 **	$18.14	.31	.51	.82	(.27)	(1.07)	(1.34)	$17.62	4.45*	$1,351	.07*	1.71*	24*
July 31, 2019	20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	18.14	1.17	6,430.14		.51	35
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38
July 31, 2017	17.14	.09	2.45	2.54	(.14)	—	(.14)	19.54	14.91	3,645.16		.51	37
July 31, 2016	17.77	.31	(.56)	(.25)	(.38)	—	(.38)	17.14	(1.31)	7,514	—	1.88	41
July 31, 2015	17.05	.27	1.34	1.61	(.89)	—	(.89)	17.77	9.69	5,574	—	1.54	40[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

54 RetirementReady® Funds	RetirementReady® Funds 55

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$19.90	.31	.50	.81	(.29)	(1.01)	(1.30)	$19.41	4.06*	$65,062	.19*	1.57*	23*
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
July 31, 2017	18.91	.07	2.59	2.66	(.11)	—	(.11)	21.46	14.10	42,236.42		.35	37
July 31, 2016	19.58	.30	(.55)	(.25)	(.42)	—	(.42)	18.91	(1.23)	31,243.25		1.62	38
July 31, 2015	18.86	.25	1.43	1.68	(.96)	—	(.96)	19.58	9.14	20,065.25		1.30	38[g]
Class B
January 31, 2020 **	$17.75	.19	.47	.66	(.15)	(1.01)	(1.16)	$17.25	3.68*	$542	.57*	1.09*	23*
July 31, 2019	20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
July 31, 2017	17.22	(.07)	2.36	2.29	—	—	—	19.51	13.30	605	1.17	(.41)	37
July 31, 2016	17.89	.14	(.50)	(.36)	(.31)	—	(.31)	17.22	(1.97)	547	1.00	.86	38
July 31, 2015	17.31	.12	1.29	1.41	(.83)	—	(.83)	17.89	8.31	420	1.00	.67	38[g]
Class C
January 31, 2020 **	$17.73	.20	.46	.66	(.14)	(1.01)	(1.15)	$17.24	3.67*	$910	.57*	1.13*	23*
July 31, 2019	20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
July 31, 2017	17.25	(.07)	2.35	2.28	—	—	—	19.53	13.22	918	1.17	(.40)	37
July 31, 2016	17.93	.14	(.49)	(.35)	(.33)	—	(.33)	17.25	(1.91)	1,098	1.00	.87	38
July 31, 2015	17.38	.11	1.31	1.42	(.87)	—	(.87)	17.93	8.33	864	1.00	.59	38[g]
Class R
January 31, 2020 **	$20.63	.30	.53	.83	(.03)	(1.01)	(1.04)	$20.42	4.02*	$227	.32*	1.44*	23*
July 31, 2019	23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
July 31, 2017	19.41	.07	2.61	2.68	(.05)	—	(.05)	22.04	13.85	1,169.67		.33	37
July 31, 2016	20.00	.25	(.55)	(.30)	(.29)	—	(.29)	19.41	(1.46)	1,573.50		1.35	38
July 31, 2015	19.25	.25	1.41	1.66	(.91)	—	(.91)	20.00	8.83	3,175.50		1.26	38[g]
Class R6
January 31, 2020 **	$24.72	.40	.65	1.05	(.35)	(1.01)	(1.36)	$24.41	4.21*	$10,546	.03*	1.62*	23*
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43
July 31, 2017 †	22.65	.19	3.04	3.23	(.12)	—	(.12)	25.76	14.32*	7,355	.05*	.77*	37
Class Y
January 31, 2020 **	$24.67	.39	.66	1.05	(.28)	(1.01)	(1.29)	$24.43	4.22*	$2,427	.07*	1.57*	23*
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43
July 31, 2017	22.61	.10	3.15	3.25	(.14)	—	(.14)	25.72	14.42	5,797.17		.43	37
July 31, 2016	23.30	.42	(.66)	(.24)	(.45)	—	(.45)	22.61	(.95)	9,802	—	1.95	38
July 31, 2015	22.25	.40	1.65	2.05	(1.00)	—	(1.00)	23.30	9.41	6,556	—	1.73	38[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

56 RetirementReady® Funds	RetirementReady® Funds 57

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$22.00	.31	.48	.79	(.25)	(1.06)	(1.31)	$21.48	3.56*	$145,462	.19*	1.41*	21*
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
July 31, 2017	20.58	.04	2.66	2.70	(.07)	—	(.07)	23.21	13.13	119,021.39		.20	39
July 31, 2016	21.26	.38	(.57)	(.19)	(.49)	—	(.49)	20.58	(.83)	84,164.25		1.90	48
July 31, 2015	20.51	.28	1.46	1.74	(.99)	—	(.99)	21.26	8.65	49,628.25		1.34	51[g]
Class B
January 31, 2020 **	$19.99	.20	.43	.63	(.08)	(1.06)	(1.14)	$19.48	3.13*	$545	.57*	.99*	21*
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
July 31, 2017	19.02	(.11)	2.44	2.33	—	—	—	21.35	12.25	735	1.14	(.56)	39
July 31, 2016	19.69	.23	(.55)	(.32)	(.35)	—	(.35)	19.02	(1.59)	764	1.00	1.23	48
July 31, 2015	19.01	.16	1.32	1.48	(.80)	—	(.80)	19.69	7.92	666	1.00	.82	51[g]
Class C
January 31, 2020 **	$19.63	.19	.43	.62	(.10)	(1.06)	(1.16)	$19.09	3.12*	$988	.57*	.97*	21*
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
July 31, 2017	18.76	(.11)	2.41	2.30	—	—	—	21.06	12.26	985	1.14	(.54)	39
July 31, 2016	19.44	.22	(.55)	(.33)	(.35)	—	(.35)	18.76	(1.62)	826	1.00	1.20	48
July 31, 2015	18.83	.15	1.31	1.46	(.85)	—	(.85)	19.44	7.91	805	1.00	.78	51[g]
Class R
January 31, 2020 **	$23.06	.30	.48	.78	(.21)	(1.06)	(1.27)	$22.57	3.37*	$318	.32*	1.30*	21*
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
July 31, 2017	21.23	.01	2.72	2.73	(.01)	—	(.01)	23.95	12.85	1,673.64		.08	39
July 31, 2016	21.80	.28	(.54)	(.26)	(.31)	—	(.31)	21.23	(1.13)	2,034.50		1.38	48
July 31, 2015	20.98	.29	1.45	1.74	(.92)	—	(.92)	21.80	8.45	4,726.50		1.35	51[g]
Class R6
January 31, 2020 **	$26.56	.41	.58	.99	(.31)	(1.06)	(1.37)	$26.18	3.72*	$21,616	.03*	1.56*	21*
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39
July 31, 2017 †	24.17	.14	3.06	3.20	(.08)	—	(.08)	27.29	13.28*	12,731	.05*	.56*	39
Class Y
January 31, 2020 **	$26.54	.42	.55	.97	(.29)	(1.06)	(1.35)	$26.16	3.65*	$4,058	.06*	1.59*	21*
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39
July 31, 2017	24.13	.08	3.15	3.23	(.10)	—	(.10)	27.26	13.40	7,058.14		.33	39
July 31, 2016	24.82	.52	(.69)	(.17)	(.52)	—	(.52)	24.13	(.60)	13,806	—	2.23	48
July 31, 2015	23.75	.44	1.65	2.09	(1.02)	—	(1.02)	24.82	8.96	9,215	—	1.79	51[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

58 RetirementReady® Funds	RetirementReady® Funds 59

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$22.18	.25	.39	.64	(.30)	(.65)	(.95)	$21.87	2.88*	$122,878	.19*	1.13*	25*
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
July 31, 2017	20.85	.06	2.34	2.40	(.15)	—	(.15)	23.10	11.60	76,081.41		.25	37
July 31, 2016	21.53	.45	(.59)	(.14)	(.54)	—	(.54)	20.85	(.54)	51,869.25		2.20	38
July 31, 2015	20.66	.31	1.33	1.64	(.77)	—	(.77)	21.53	8.07	37,097.25		1.45	31[g]
Class B
January 31, 2020 **	$20.17	.14	.37	.51	(.12)	(.65)	(.77)	$19.91	2.53*	$576	.57*	.68*	25*
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
July 31, 2017	19.15	(.10)	2.16	2.06	—	—	—	21.21	10.76	827	1.16	(.49)	37
July 31, 2016	19.81	.28	(.55)	(.27)	(.39)	—	(.39)	19.15	(1.28)	1,167	1.00	1.49	38
July 31, 2015	19.07	.19	1.18	1.37	(.63)	—	(.63)	19.81	7.28	1,235	1.00	.95	31[g]
Class C
January 31, 2020 **	$20.02	.14	.37	.51	(.15)	(.65)	(.80)	$19.73	2.53*	$1,611	.57*	.71*	25*
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
July 31, 2017	19.08	(.10)	2.15	2.05	(.01)	—	(.01)	21.12	10.73	1,625	1.16	(.50)	37
July 31, 2016	19.78	.26	(.53)	(.27)	(.43)	—	(.43)	19.08	(1.28)	1,549	1.00	1.40	38
July 31, 2015	19.08	.18	1.19	1.37	(.67)	—	(.67)	19.78	7.30	1,147	1.00	.91	31[g]
Class R
January 31, 2020 **	$21.31	.21	.38	.59	(.23)	(.65)	(.88)	$21.02	2.76*	$670	.32*	.97*	25*
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
July 31, 2017	20.10	.02	2.24	2.26	(.10)	—	(.10)	22.26	11.30	1,369.66		.11	37
July 31, 2016	20.67	.32	(.50)	(.18)	(.39)	—	(.39)	20.10	(.80)	2,000.50		1.66	38
July 31, 2015	19.85	.30	1.24	1.54	(.72)	—	(.72)	20.67	7.86	4,657.50		1.49	31[g]
Class R6
January 31, 2020 **	$26.53	.33	.49	.82	(.36)	(.65)	(1.01)	$26.34	3.09*	$17,476	.03*	1.23*	25*
July 31, 2019	28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43
July 31, 2017 †	24.34	.16	2.70	2.86	(.17)	—	(.17)	27.03	11.81*	15,359	.05*	.63*	37
Class Y
January 31, 2020 **	$26.48	.32	.48	.80	(.30)	(.65)	(.95)	$26.33	3.03*	$4,889	.07*	1.21*	25*
July 31, 2019	28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43
July 31, 2017	24.30	.10	2.76	2.86	(.18)	—	(.18)	26.98	11.85	9,005.16		.38	37
July 31, 2016	24.99	.56	(.66)	(.10)	(.59)	—	(.59)	24.30	(.33)	17,298	—	2.40	38
July 31, 2015	23.84	.46	1.50	1.96	(.81)	—	(.81)	24.99	8.35	12,853	—	1.88	31[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

60 RetirementReady® Funds	RetirementReady® Funds 61

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$21.95	.19	.31	.50	(.33)	(.58)	(.91)	$21.54	2.27*	$188,430	.19*	.86*	24*
July 31, 2019	23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
July 31, 2017	20.68	.16	1.82	1.98	(.15)	—	(.15)	22.51	9.61	169,766.39		.73	41
July 31, 2016	21.38	.47	(.59)	(.12)	(.58)	—	(.58)	20.68	(.45)	122,277.25		2.35	47
July 31, 2015	20.35	.29	1.23	1.52	(.49)	—	(.49)	21.38	7.53	72,342.25		1.36	40[g]
Class B
January 31, 2020 **	$20.76	.10	.30	.40	(.15)	(.58)	(.73)	$20.43	1.91*	$740	.57*	.47*	24*
July 31, 2019	22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
July 31, 2017	19.64	—[f]	1.72	1.72	—	—	—	21.36	8.76	1,299	1.14	—[h]	41
July 31, 2016	20.32	.33	(.58)	(.25)	(.43)	—	(.43)	19.64	(1.18)	1,251	1.00	1.74	47
July 31, 2015	19.35	.16	1.13	1.29	(.32)	—	(.32)	20.32	6.71	1,325	1.00	.80	40[g]
Class C
January 31, 2020 **	$20.66	.10	.30	.40	(.19)	(.58)	(.77)	$20.29	1.91*	$1,515	.57*	.47*	24*
July 31, 2019	21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
July 31, 2017	19.60	—[f]	1.73	1.73	(.01)	—	(.01)	21.32	8.81	1,544	1.14	.01	41
July 31, 2016	20.29	.31	(.56)	(.25)	(.44)	—	(.44)	19.60	(1.19)	1,515	1.00	1.61	47
July 31, 2015	19.36	.17	1.11	1.28	(.35)	—	(.35)	20.29	6.68	1,313	1.00	.84	40[g]
Class R
January 31, 2020 **	$20.79	.15	.30	.45	(.29)	(.58)	(.87)	$20.37	2.13*	$697	.32*	.73*	24*
July 31, 2019	22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
July 31, 2017	19.64	.11	1.73	1.84	(.09)	—	(.09)	21.39	9.39	2,543.64		.53	41
July 31, 2016	20.23	.37	(.53)	(.16)	(.43)	—	(.43)	19.64	(.71)	2,916.50		1.94	47
July 31, 2015	19.28	.25	1.13	1.38	(.43)	—	(.43)	20.23	7.22	8,425.50		1.26	40[g]
Class R6
January 31, 2020 **	$25.60	.26	.37	.63	(.40)	(.58)	(.98)	$25.25	2.44*	$26,333	.03*	1.02*	24*
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46
July 31, 2017 †	23.67	.25	2.08	2.33	(.16)	—	(.16)	25.84	9.90*	13,797	.05*	1.02*	41
Class Y
January 31, 2020 **	$25.57	.25	.36	.61	(.37)	(.58)	(.95)	$25.23	2.39*	$6,795	.07*	.98*	24*
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46
July 31, 2017	23.65	.21	2.11	2.32	(.17)	—	(.17)	25.80	9.88	6,806.14		.86	41
July 31, 2016	24.34	.62	(.69)	(.07)	(.62)	—	(.62)	23.65	(.19)	15,306	—	2.71	47
July 31, 2015	23.09	.43	1.34	1.77	(.52)	—	(.52)	24.34	7.76	13,241	—	1.79	40[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds	RetirementReady® Funds 63

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$21.98	.19	.18	.37	(.33)	(.36)	(.69)	$21.66	1.70*	$135,412	.19*	.88*	26*
July 31, 2019	22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
July 31, 2017	21.08	.22	1.36	1.58	(.30)	—	(.30)	22.36	7.60	80,908.41		1.02	37
July 31, 2016	21.73	.55	(.65)	(.10)	(.55)	—	(.55)	21.08	(.40)	60,363.25		2.66	42
July 31, 2015	20.62	.31	1.07	1.38	(.27)	—	(.27)	21.73	6.72	40,668.25		1.44	30[g]
Class B
January 31, 2020 **	$20.38	.10	.15	.25	(.11)	(.36)	(.47)	$20.16	1.27*	$617	.57*	.48*	26*
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
July 31, 2017	19.66	.05	1.28	1.33	(.15)	—	(.15)	20.84	6.81	1,200	1.16	.26	37
July 31, 2016	20.29	.37	(.62)	(.25)	(.38)	—	(.38)	19.66	(1.17)	1,082	1.00	1.90	42
July 31, 2015	19.28	.14	1.00	1.14	(.13)	—	(.13)	20.29	5.91	1,128	1.00	.72	30[g]
Class C
January 31, 2020 **	$20.27	.10	.16	.26	(.17)	(.36)	(.53)	$20.00	1.31*	$2,424	.57*	.49*	26*
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
July 31, 2017	19.62	.06	1.27	1.33	(.17)	—	(.17)	20.78	6.84	1,972	1.16	.29	37
July 31, 2016	20.27	.36	(.61)	(.25)	(.40)	—	(.40)	19.62	(1.17)	1,851	1.00	1.86	42
July 31, 2015	19.27	.14	.99	1.13	(.13)	—	(.13)	20.27	5.90	1,532	1.00	.68	30[g]
Class R
January 31, 2020 **	$20.57	.15	.16	.31	(.22)	(.36)	(.58)	$20.30	1.55*	$487	.32*	.75*	26*
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
July 31, 2017	19.78	.16	1.29	1.45	(.26)	—	(.26)	20.97	7.39	2,734.66		.79	37
July 31, 2016	20.29	.36	(.51)	(.15)	(.36)	—	(.36)	19.78	(.69)	2,458.50		1.87	42
July 31, 2015	19.28	.23	1.00	1.23	(.22)	—	(.22)	20.29	6.42	6,829.50		1.18	30[g]
Class R6
January 31, 2020 **	$22.18	.23	.18	.41	(.39)	(.36)	(.75)	$21.84	1.87*	$21,050	.03*	1.03*	26*
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52
July 31, 2017 †	21.20	.28	1.39	1.67	(.32)	—	(.32)	22.55	7.98*	11,072	.05*	1.30*	37
Class Y
January 31, 2020 **	$22.13	.23	.17	.40	(.33)	(.36)	(.69)	$21.84	1.83*	$4,443	.07*	1.03*	26*
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52
July 31, 2017	21.19	.27	1.38	1.65	(.34)	—	(.34)	22.50	7.90	9,036.16		1.22	37
July 31, 2016	21.83	.61	(.66)	(.05)	(.59)	—	(.59)	21.19	(.15)	17,559	—	2.91	42
July 31, 2015	20.72	.37	1.05	1.42	(.31)	—	(.31)	21.83	6.92	12,152	—	1.70	30[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds	RetirementReady® Funds 65

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady 2020 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$19.23	.18	.05	.23	(.33)	(.23)	(.56)	$18.90	1.17*	$204,207	.19 *	.95*	22*
July 31, 2019	19.63	.57	(.01)	.56	(.63)	(.33)	(.96)	19.23	3.27	195,446.38		2.99	35
July 31, 2018	19.47	.45	.16	.61	(.45)	—	(.45)	19.63	3.14	182,670.38		2.27	69
July 31, 2017	18.55	.20	.91	1.11	(.19)	—	(.19)	19.47	6.05	186,299.37		1.05	49
July 31, 2016	19.18	.52	(.61)	(.09)	(.54)	—	(.54)	18.55	(.38)	127,482.25		2.82	47
July 31, 2015	18.40	.27	.73	1.00	(.22)	—	(.22)	19.18	5.44	71,290.25		1.43	45[g]
Class B
January 31, 2020 **	$18.49	.10	.05	.15	(.15)	(.23)	(.38)	$18.26	.80*	$525	.57*	.56*	22*
July 31, 2019	18.89	.42	(.01)	.41	(.48)	(.33)	(.81)	18.49	2.49	673	1.13	2.29	35
July 31, 2018	18.73	.30	.15	.45	(.29)	—	(.29)	18.89	2.38	829	1.13	1.56	69
July 31, 2017	17.85	.06	.87	.93	(.05)	—	(.05)	18.73	5.24	1,106	1.12	.34	49
July 31, 2016	18.45	.38	(.59)	(.21)	(.39)	—	(.39)	17.85	(1.11)	1,151	1.00	2.15	47
July 31, 2015	17.68	.14	.68	.82	(.05)	—	(.05)	18.45	4.65	1,123	1.00	.80	45[g]
Class C
January 31, 2020 **	$18.46	.10	.04	.14	(.17)	(.23)	(.40)	$18.20	.73*	$1,622	.57*	.57*	22*
July 31, 2019	18.87	.40	.01	.41	(.49)	(.33)	(.82)	18.46	2.50	1,717	1.13	2.19	35
July 31, 2018	18.71	.27	.19	.46	(.30)	—	(.30)	18.87	2.43	2,197	1.13	1.41	69
July 31, 2017	17.84	.07	.86	.93	(.06)	—	(.06)	18.71	5.25	2,063	1.12	.37	49
July 31, 2016	18.46	.38	(.59)	(.21)	(.41)	—	(.41)	17.84	(1.12)	2,092	1.00	2.15	47
July 31, 2015	17.74	.15	.67	.82	(.10)	—	(.10)	18.46	4.63	1,842	1.00	.80	45[g]
Class R
January 31, 2020 **	$18.49	.15	.02	.17	—	(.23)	(.23)	$18.43	.90 *	$354	.31*	.83*	22*
July 31, 2019	18.90	.50	(.01)	.49	(.57)	(.33)	(.90)	18.49	2.96	342.63		2.75	35
July 31, 2018	18.77	.43	.12	.55	(.42)	—	(.42)	18.90	2.90	2,324.63		2.28	69
July 31, 2017	17.88	.15	.88	1.03	(.14)	—	(.14)	18.77	5.79	4,442.62		.80	49
July 31, 2016	18.44	.44	(.56)	(.12)	(.44)	—	(.44)	17.88	(.60)	3,269.50		2.47	47
July 31, 2015	17.69	.23	.68	.91	(.16)	—	(.16)	18.44	5.17	5,716.50		1.29	45[g]
Class R6
January 31, 2020 **	$21.84	.24	.04	.28	(.38)	(.23)	(.61)	$21.51	1.29*	$9,568	.03*	1.11*	22*
July 31, 2019	22.15	.73	(.01)	.72	(.70)	(.33)	(1.03)	21.84	3.62	9,917.05		3.39	35
July 31, 2018	21.90	.66	.11	.77	(.52)	—	(.52)	22.15	3.50	9,691.05		2.97	69
July 31, 2017 †	20.80	.30	1.01	1.31	(.21)	—	(.21)	21.90	6.34*	3,838	.05*	1.41*	49
Class Y
January 31, 2020 **	$21.80	.24	.05	.29	(.37)	(.23)	(.60)	$21.49	1.32*	$3,186	.06*	1.08*	22*
July 31, 2019	22.13	.78	(.09)	.69	(.69)	(.33)	(1.02)	21.80	3.48	2,980.13		3.64	35
July 31, 2018	21.88	.64	.12	.76	(.51)	—	(.51)	22.13	3.46	1,737.13		2.89	69
July 31, 2017	20.79	.23	1.07	1.30	(.21)	—	(.21)	21.88	6.32	1,673.12		1.11	49
July 31, 2016	21.41	.65	(.69)	(.04)	(.58)	—	(.58)	20.79	(.13)	4,982	—	3.15	47
July 31, 2015	20.49	.37	.80	1.17	(.25)	—	(.25)	21.41	5.72	5,325	—	1.75	45[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds	RetirementReady® Funds 67

Financial highlights (For a common share outstanding throughout the period)

Putnam RetirementReady Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
January 31, 2020 **	$17.62	.18	.03	.21	(.18)	(.17)	(.35)	$17.48	1.20*	$108,021	.19*	1.02*	25*
July 31, 2019	17.62	.53	.03	.56	(.53)	(.03)	(.56)	17.62	3.35	104,174.38		3.10	37
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	(.45)	17.62	2.37	92,361.39		2.47	68
July 31, 2017	17.02	.20	.63	.83	(.20)	—	(.20)	17.65	4.94	80,263.38		1.14	39
July 31, 2016	17.69	.64	(.70)	(.06)	(.61)	—	(.61)	17.02	(.27)	63,447.25		3.83	33
July 31, 2015	17.49	.30	.31	.61	(.41)	—	(.41)	17.69	3.52	17,655.25		1.71	28[g]
Class B
January 31, 2020 **	$17.18	.11	.04	.15	(.12)	(.17)	(.29)	$17.04	.83*	$592	.57*	.64*	25*
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	(.44)	17.18	2.53	688	1.13	2.33	37
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	(.37)	17.20	1.64	849	1.14	1.78	68
July 31, 2017	16.74	.07	.61	.68	(.14)	—	(.14)	17.28	4.11	981	1.13	.43	39
July 31, 2016	17.45	.52	(.70)	(.18)	(.53)	—	(.53)	16.74	(.99)	1,094	1.00	3.11	33
July 31, 2015	17.32	.15	.31	.46	(.33)	—	(.33)	17.45	2.68	368	1.00	.88	28[g]
Class C
January 31, 2020 **	$17.23	.11	.03	.14	(.11)	(.17)	(.28)	$17.09	.83*	$920	.57*	.65*	25*
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	(.44)	17.23	2.61	1,069	1.13	2.16	37
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
July 31, 2017	16.79	.07	.61	.68	(.14)	—	(.14)	17.33	4.09	1,681	1.13	.44	39
July 31, 2016	17.49	.44	(.61)	(.17)	(.53)	—	(.53)	16.79	(.93)	1,852	1.00	2.63	33
July 31, 2015	17.36	.17	.29	.46	(.33)	—	(.33)	17.49	2.68	814	1.00	.98	28[g]
Class R
January 31, 2020 **	$17.60	.16	.03	.19	(.16)	(.17)	(.33)	$17.46	1.08*	$985	.31*	.92*	25*
July 31, 2019	17.61	.54	(.03)	.51	(.49)	(.03)	(.52)	17.60	3.03	581.63		3.10	37
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	(.40)	17.61	2.10	527.64		2.42	68
July 31, 2017	17.01	.19	.60	.79	(.16)	—	(.16)	17.64	4.70	730.63		1.12	39
July 31, 2016	17.68	.61	(.71)	(.10)	(.57)	—	(.57)	17.01	(.53)	1,439.50		3.62	33
July 31, 2015	17.48	.24	.33	.57	(.37)	—	(.37)	17.68	3.26	854.50		1.34	28[g]
Class R6
January 31, 2020 **	$17.68	.21	.03	.24	(.21)	(.17)	(.38)	$17.54	1.37*	$2,960	.03*	1.18*	25*
July 31, 2019	17.68	.61	.01	.62	(.59)	(.03)	(.62)	17.68	3.69	2,958.05		3.50	37
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	(.51)	17.68	2.71	3,842.05		2.83	68
July 31, 2017 †	17.08	.25	.63	.88	(.25)	—	(.25)	17.71	5.20*	3,711	.05*	1.42*	39
Class Y
January 31, 2020 **	$17.68	.21	.02	.23	(.20)	(.17)	(.37)	$17.54	1.32*	$2,444	.06*	1.17*	25*
July 31, 2019	17.68	.62	(.01)	.61	(.58)	(.03)	(.61)	17.68	3.60	3,188.13		3.59	37
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	(.49)	17.68	2.62	4,630.14		2.70	68
July 31, 2017	17.08	.27	.60	.87	(.24)	—	(.24)	17.71	5.17	3,519.13		1.56	39
July 31, 2016	17.75	.72	(.73)	(.01)	(.66)	—	(.66)	17.08	(.02)	7,602	—	4.24	33
July 31, 2015	17.55	.34	.32	.66	(.46)	—	(.46)	17.75	3.78	1,460	—	1.90	28[g]

See page 70 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds	RetirementReady® Funds 69

Financial highlights cont.

* Not annualized.

** Unaudited.

† For the period September 2, 2016 (commencement of operations) to July 31, 2017.

‡ For the period November 30, 2015 (commencement of operations) to July 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam Funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	1/31/20	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
Putnam RetirementReady 2060 Fund
Class A, B, C, R, Y	2.07%	6.13%	16.06%	73.93%	114.41%	N/A
Class R6	2.07%	6.13%	16.06%	60.14%	N/A	N/A
Putnam RetirementReady 2055 Fund
Class A, B, C, R, Y	0.25	0.45	0.44	0.88	1.13	2.09%
Class R6	0.25	0.45	0.44	0.80	N/A	N/A
Putnam RetirementReady 2050 Fund
Class A, B, C, R, Y	0.09	0.18	0.18	0.27	0.28	0.46
Class R6	0.09	0.18	0.18	0.25	N/A	N/A
Putnam RetirementReady 2045 Fund
Class A, B, C, R, Y	0.09	0.17	0.18	0.25	0.26	0.36
Class R6	0.09	0.17	0.18	0.24	N/A	N/A
Putnam RetirementReady 2040 Fund
Class A, B, C, R, Y	0.05	0.09	0.12	0.13	0.14	0.23
Class R6	0.05	0.09	0.12	0.13	N/A	N/A
Putnam RetirementReady 2035 Fund
Class A, B, C, R, Y	0.05	0.11	0.11	0.17	0.17	0.22
Class R6	0.05	0.11	0.11	0.16	N/A	N/A
Putnam RetirementReady 2030 Fund
Class A, B, C, R, Y	0.04	0.08	0.08	0.11	0.11	0.17
Class R6	0.04	0.08	0.08	0.11	N/A	N/A
Putnam RetirementReady 2025 Fund
Class A, B, C, R, Y	0.05	0.10	0.11	0.16	0.15	0.20
Class R6	0.05	0.10	0.11	0.15	N/A	N/A
Putnam RetirementReady 2020 Fund
Class A, B, C, R, Y	0.04	0.08	0.09	0.13	0.11	0.18
Class R6	0.04	0.08	0.09	0.13	N/A	N/A

70 RetirementReady® Funds

Financial highlights cont.

	1/31/20	7/31/19	7/31/18	7/31/17	7/31/16	7/31/15
Putnam RetirementReady Maturity Fund
Class A, B, C, R, Y	0.06	0.12	0.12	0.19	0.21	0.55
Class R6	0.06	0.12	0.12	0.17	N/A	N/A

f Amount represents less than $0.01 per share.

g Reflects revision of portfolio turnover rate. The portfolio turnover rates previously reported were the following:

7/31/15
Putnam RetirementReady 2055 Fund	249%
Putnam RetirementReady 2050 Fund	158
Putnam RetirementReady 2045 Fund	116
Putnam RetirementReady 2040 Fund	204
Putnam RetirementReady 2035 Fund	101
Putnam RetirementReady 2030 Fund	157
Putnam RetirementReady 2025 Fund	71
Putnam RetirementReady 2020 Fund	160
Putnam RetirementReady Maturity Fund	39

[h] Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 71

Notes to financial statements 1/31/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2019 through January 31, 2020.

Each of the Putnam RetirementReady Funds: Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund, Putnam RetirementReady 2020 Fund, and Putnam RetirementReady Maturity Fund (Prior to December 2, 2019, this fund was known as, Putnam Retirement Income Fund Lifestyle 1) (collectively the funds) is a diversified series of Putnam Target Date Funds, (the Trust), (Prior to December 2, 2019 the Trust was known as, Putnam RetirementReady® Funds), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2020. The tenth fund is named Putnam RetirementReady Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam RetirementReady Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam RetirementReady Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam Funds which are managed by Putnam Management. As of January 31, 2020, each fund may invest in the following diversified funds: Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam Funds). The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

Each fund offers class A, class B, class C, class R, class R6 and class Y shares. Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam RetirementReady Maturity Fund). Class A shares generally are not subject to a contingent deferred sales charge and class R, class R6, and class Y are not subject to a contingent deferred sales charge. Prior to November 25, 2019, class M shares were sold with a maximum front-end sales charge of 3.50% (3.25% for Putnam RetirementReady Maturity Fund) and were not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee and in the case of class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown

72 RetirementReady® Funds

as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam Funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam Funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam Funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

RetirementReady® Funds 73

Pursuant to federal income tax regulations applicable to regulated investment companies, Putnam RetirementReady 2060 Fund has elected to defer certain capital losses of $12 recognized during the period between November 1, 2018 and July 31, 2019 to its fiscal year ending July 31, 2020.

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer the following amounts to their fiscal year ending July 31, 2020 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2019 and July 31, 2019, and (ii) specified ordinary and currency losses recognized between November 1, 2018 and July 31, 2019).

Late year ordinary loss deferral
Putnam RetirementReady 2060 Fund	$3,037
Putnam RetirementReady 2055 Fund	37,917
Putnam RetirementReady 2050 Fund	97,906
Putnam RetirementReady 2045 Fund	67,685
Putnam RetirementReady 2040 Fund	28,051

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis, resulting in gross unrealized appreciation and depreciation were as follows:

			Net unrealized	Cost for
	Unrealized	Unrealized	appreciation	federal income
	appreciation	(depreciation)	(depreciation)	tax purposes
Putnam RetirementReady 2060 Fund	$93,969	$(139,663)	$(45,694)	$2,805,254
Putnam RetirementReady 2055 Fund	550,806	(742,886)	(192,080)	23,173,243
Putnam RetirementReady 2050 Fund	54,621	(87,219)	(32,598)	67,664,832
Putnam RetirementReady 2045 Fund	1,495,589	(1,688,267)	(192,678)	79,940,161
Putnam RetirementReady 2040 Fund	2,286,373	(3,390,527)	(1,104,154)	174,161,003
Putnam RetirementReady 2035 Fund	1,022,049	(662,583)	359,466	147,806,084
Putnam RetirementReady 2030 Fund	594,317	(1,314,526)	(720,209)	225,335,883
Putnam RetirementReady 2025 Fund	484,446	(1,076,967)	(592,521)	165,090,172
Putnam RetirementReady 2020 Fund	2,599,490	(6,265,451)	(3,665,961)	223,222,490
Putnam RetirementReady Maturity Fund	1,387,184	(4,921,172)	(3,533,988)	119,508,769

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The funds do not pay a monthly management fee to Putnam Management.

Putnam Management has contractually agreed through November 30, 2020 for all the funds with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2029 to reimburse each fund for other expenses (excluding payments under each fund’s distribution plans, payments under the investor servicing contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses). During the reporting period, each fund’s expenses were reduced by the following amounts as a result of this limit.

74 RetirementReady® Funds

Fees waived and reimbursed
by the Manager
Putnam RetirementReady 2060 Fund	$53,634
Putnam RetirementReady 2055 Fund	56,980
Putnam RetirementReady 2050 Fund	65,741
Putnam RetirementReady 2045 Fund	66,949
Putnam RetirementReady 2040 Fund	78,491
Putnam RetirementReady 2035 Fund	75,059
Putnam RetirementReady 2030 Fund	84,377
Putnam RetirementReady 2025 Fund	77,341
Putnam RetirementReady 2020 Fund	83,117
Putnam RetirementReady Maturity Fund	70,786

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the funds managed by PIL.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to each fund and received fees for investor servicing for class A, class B, class C, class M, class R and class Y that include (1) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (2) a specified rate based on the average net assets attributable to direct and underlying non-defined contribution accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s defined and non-defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares will pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%. Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y	Total
Putnam RetirementReady 2060 Fund	$873	$14	$113	$10	$13	$205	$93	$1,321
Putnam RetirementReady 2055 Fund	10,292	73	711	55	68	1,561	492	13,252
Putnam RetirementReady 2050 Fund	33,936	228	517	97	352	2,834	3,889	41,853
Putnam RetirementReady 2045 Fund	40,196	364	618	52	150	2,655	1,683	45,718
Putnam RetirementReady 2040 Fund	89,444	348	622	198	189	5,314	2,974	99,089
Putnam RetirementReady 2035 Fund	74,837	415	1,073	190	428	4,409	3,500	84,852
Putnam RetirementReady 2030 Fund	118,822	505	931	173	436	6,333	4,642	131,842
Putnam RetirementReady 2025 Fund	83,246	437	1,598	84	314	5,137	4,047	94,863
Putnam RetirementReady 2020 Fund	125,630	384	1,033	53	217	2,434	1,928	131,679
Putnam RetirementReady
Maturity Fund	68,843	394	630	67	467	737	1,845	72,983

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

RetirementReady® Funds 75

	Class A	Class B	Class C	Class M*	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.75%	0.50%
Putnam RetirementReady 2060 Fund	$1,744	$111	$905	$58	$53	$2,871
Putnam RetirementReady 2055 Fund	17,950	510	4,965	283	238	23,946
Putnam RetirementReady 2050 Fund	64,510	1,735	3,934	547	1,344	72,070
Putnam RetirementReady 2045 Fund	75,187	2,726	4,628	288	567	83,396
Putnam RetirementReady 2040 Fund	176,770	2,755	4,919	1,170	748	186,362
Putnam RetirementReady 2035 Fund	141,997	3,152	8,148	1,073	1,626	155,996
Putnam RetirementReady 2030 Fund	230,072	3,908	7,211	999	1,688	243,878
Putnam RetirementReady 2025 Fund	157,141	3,303	12,070	471	1,190	174,175
Putnam RetirementReady 2020 Fund	252,778	3,090	8,314	320	892	265,394
	Class A	Class B	Class C	Class M*	Class R	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	1.00%
Approved %	0.25%	1.00%	1.00%	0.50%	0.50%
Putnam RetirementReady Maturity Fund	$137,153	$3,142	$5,022	$266	$1,864	$147,447

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A and class M shares, and received contingent deferred sales charges from redemptions of class B and class C shares, in the following amounts:

	Class A Net	Class M Net
	commissions	commissions	Class B CDSC	Class C CDSC
Putnam RetirementReady 2060 Fund	$508	$7	$—	$271
Putnam RetirementReady 2055 Fund	1,701	32	—	38
Putnam RetirementReady 2050 Fund	1,884	32	445	60
Putnam RetirementReady 2045 Fund	4,568	38	—	59
Putnam RetirementReady 2040 Fund	3,493	21	320	81
Putnam RetirementReady 2035 Fund	4,555	9	108	112
Putnam RetirementReady 2030 Fund	5,355	47	101	142
Putnam RetirementReady 2025 Fund	7,199	21	478	16
Putnam RetirementReady 2020 Fund	1,392	71	384	42
Putnam RetirementReady Maturity Fund	812	3	653	3

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
Putnam RetirementReady 2060 Fund	$11
Putnam RetirementReady 2055 Fund	28
Putnam RetirementReady 2050 Fund	55
Putnam RetirementReady 2045 Fund	81
Putnam RetirementReady 2040 Fund	9
Putnam RetirementReady 2035 Fund	—
Putnam RetirementReady 2030 Fund	8
Putnam RetirementReady 2025 Fund	3
Putnam RetirementReady 2020 Fund	—
Putnam RetirementReady Maturity Fund	—

76 RetirementReady® Funds

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam Funds were as follows:

	Cost of purchases	Proceeds from sales
Putnam RetirementReady 2060 Fund	$1,080,730	$812,932
Putnam RetirementReady 2055 Fund	6,154,443	6,107,262
Putnam RetirementReady 2050 Fund	16,974,210	19,481,657
Putnam RetirementReady 2045 Fund	24,020,027	16,842,787
Putnam RetirementReady 2040 Fund	38,256,564	35,045,253
Putnam RetirementReady 2035 Fund	48,957,481	34,774,589
Putnam RetirementReady 2030 Fund	58,619,352	53,353,857
Putnam RetirementReady 2025 Fund	58,665,574	39,635,591
Putnam RetirementReady 2020 Fund	55,045,666	47,086,523
Putnam RetirementReady Maturity Fund	32,037,777	29,031,788

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

Putnam RetirementReady 2060 Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	48,781	$541,438	160,455	$1,742,760
Shares issued in connection with
reinvestment of distributions	7,718	84,587	4,317	41,396
	56,499	626,025	164,772	1,784,156
Shares repurchased	(33,041)	(361,619)	(64,189)	(694,153)
Net increase	23,458	$264,406	100,583	$1,090,003

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	825	$9,260
Shares issued in connection with
reinvestment of distributions	97	1,061	140	1,345
	97	1,061	965	10,605
Shares repurchased	—	—	(308)	(3,176)
Net increase	97	$1,061	657	$7,429

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	8,679	$93,709	7,359	$79,333
Shares issued in connection with
reinvestment of distributions	863	9,408	594	5,677
	9,542	103,117	7,953	85,010
Shares repurchased	(3,812)	(41,479)	(2,954)	(31,363)
Net increase	5,730	$61,638	4,999	$53,647

RetirementReady® Funds 77

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	197	$2,157	974	$10,323
Shares issued in connection with
reinvestment of distributions	—	—	98	951
	197	2,157	1,072	11,274
Shares repurchased	(2,290)	(25,937)	(1,323)	(13,509)
Net decrease	(2,093)	$(23,780)	(251)	$(2,235)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	103	$1,111	672	$7,324
Shares issued in connection with
reinvestment of distributions	58	647	162	1,555
	161	1,758	834	8,879
Shares repurchased	(1,337)	(14,945)	(741)	(7,803)
Net increase (decrease)	(1,176)	$(13,187)	93	$1,076

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	25,394	$283,590	50,736	$548,004
Shares issued in connection with
reinvestment of distributions	4,193	46,331	3,277	31,625
	29,587	329,921	54,013	579,629
Shares repurchased	(26,706)	(300,969)	(21,040)	(228,422)
Net increase	2,881	$28,952	32,973	$351,207

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,225	$69,299	10,657	$113,134
Shares issued in connection with
reinvestment of distributions	886	9,771	304	2,927
	7,111	79,070	10,961	116,061
Shares repurchased	(2,607)	(29,056)	(4,891)	(53,394)
Net increase	4,504	$50,014	6,070	$62,667

Putnam RetirementReady 2055 Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	308,559	$3,418,170	542,721	$6,038,097
Shares issued in connection with
reinvestment of distributions	103,934	1,116,284	148,198	1,425,664
	412,493	4,534,454	690,919	7,463,761
Shares repurchased	(323,831)	(3,528,030)	(418,253)	(4,743,994)
Net increase	88,662	$1,006,424	272,666	$2,719,767

78 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	1	$11	—	$—
Shares issued in connection with
reinvestment of distributions	651	6,950	1,157	11,084
	652	6,961	1,157	11,084
Shares repurchased	(255)	(2,734)	(115)	(1,256)
Net increase	397	$4,227	1,042	$9,828

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	5,596	$60,262	14,909	$163,326
Shares issued in connection with
reinvestment of distributions	6,781	71,067	11,214	105,525
	12,377	131,329	26,123	268,851
Shares repurchased	(2,164)	(23,077)	(9,586)	(102,410)
Net increase	10,213	$108,252	16,537	$166,441

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	578	$6,298	3,382	$37,493
Shares issued in connection with
reinvestment of distributions	—	—	1,168	11,246
	578	6,298	4,550	48,739
Shares repurchased	(10,991)	(123,726)	(912)	(9,770)
Net increase (decrease)	(10,413)	$(117,428)	3,638	$38,969

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	1,655	$18,272	3,043	$34,455
Shares issued in connection with
reinvestment of distributions	582	6,299	735	7,124
	2,237	24,571	3,778	41,579
Shares repurchased	(504)	(5,711)	(9,961)	(124,952)
Net increase (decrease)	1,733	$18,860	(6,183)	$(83,373)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	67,861	$755,029	180,669	$2,030,183
Shares issued in connection with
reinvestment of distributions	44,535	483,648	67,932	659,615
	112,396	1,238,677	248,601	2,689,798
Shares repurchased	(74,833)	(836,805)	(116,283)	(1,312,340)
Net increase	37,563	$401,872	132,318	$1,377,458

RetirementReady® Funds 79

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	22,356	$250,186	145,624	$1,636,237
Shares issued in connection with
reinvestment of distributions	3,889	42,393	44,075	427,526
	26,245	292,579	189,699	2,063,763
Shares repurchased	(30,994)	(352,466)	(477,869)	(5,513,345)
Net decrease	(4,749)	$(59,887)	(288,170)	$(3,449,582)

Putnam RetirementReady 2050 Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	522,684	$9,389,846	842,057	$15,322,700
Shares issued in connection with
reinvestment of distributions	211,889	3,722,891	336,604	5,288,049
	734,573	13,112,737	1,178,661	20,610,749
Shares repurchased	(401,223)	(7,207,672)	(687,386)	(12,698,422)
Net increase	333,350	$5,905,065	491,275	$7,912,327

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	592	$10,271	267	$4,458
Shares issued in connection with
reinvestment of distributions	1,136	19,756	3,036	47,157
	1,728	30,027	3,303	51,615
Shares repurchased	(6,377)	(112,009)	(2,017)	(38,007)
Net increase (decrease)	(4,649)	$(81,982)	1,286	$13,608

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	4,729	$82,915	9,041	$160,128
Shares issued in connection with
reinvestment of distributions	3,094	52,998	5,515	84,708
	7,823	135,913	14,556	244,836
Shares repurchased	(2,732)	(47,209)	(6,529)	(114,808)
Net increase	5,091	$88,704	8,027	$130,028

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	437	$7,873	2,204	$40,313
Shares issued in connection with
reinvestment of distributions	—	—	1,417	22,534
	437	7,873	3,621	62,847
Shares repurchased	(12,792)	(237,164)	(227)	(4,024)
Net increase (decrease)	(12,355)	$(229,291)	3,394	$58,823

80 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	2,553	$45,005	8,218	$148,082
Shares issued in connection with
reinvestment of distributions	2,012	34,947	6,206	96,317
	4,565	79,952	14,424	244,399
Shares repurchased	(456)	(8,046)	(26,531)	(475,061)
Net increase (decrease)	4,109	$71,906	(12,107)	$(230,662)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	50,031	$904,337	118,203	$2,165,592
Shares issued in connection with
reinvestment of distributions	45,949	813,759	89,394	1,415,103
	95,980	1,718,096	207,597	3,580,695
Shares repurchased	(65,316)	(1,189,767)	(159,516)	(2,928,763)
Net increase	30,664	$528,329	48,081	$651,932

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	39,693	$726,836	335,202	$5,940,744
Shares issued in connection with
reinvestment of distributions	26,329	466,809	11,439	181,194
	66,022	1,193,645	346,641	6,121,938
Shares repurchased	(343,885)	(6,155,732)	(106,788)	(2,126,974)
Net increase (decrease)	(277,863)	$(4,962,087)	239,853	$3,994,964

Putnam RetirementReady 2045 Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	759,799	$15,167,888	1,151,371	$23,357,334
Shares issued in connection with
reinvestment of distributions	209,198	4,081,451	323,919	5,655,620
	968,997	19,249,339	1,475,290	29,012,954
Shares repurchased	(403,828)	(8,016,250)	(792,836)	(16,188,973)
Net increase	565,169	$11,233,089	682,454	$12,823,981

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	1,988	34,479	4,582	71,670
	1,988	34,479	4,582	71,670
Shares repurchased	(1,205)	(21,375)	(4,960)	(90,800)
Net increase (decrease)	783	$13,104	(378)	$(19,130)

RetirementReady® Funds 81

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	2,234	$39,581	9,942	$178,959
Shares issued in connection with
reinvestment of distributions	3,257	56,480	8,625	134,803
	5,491	96,061	18,567	313,762
Shares repurchased	(5,999)	(107,533)	(14,932)	(257,230)
Net increase (decrease)	(508)	$(11,472)	3,635	$56,532

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	338	$6,489	1,085	$21,487
Shares issued in connection with
reinvestment of distributions	—	—	763	12,940
	338	6,489	1,848	34,427
Shares repurchased	(6,412)	(125,998)	(443)	(8,561)
Net increase (decrease)	(6,074)	$(119,509)	1,405	$25,866

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	1,131	$23,343	5,995	$124,577
Shares issued in connection with
reinvestment of distributions	567	11,642	4,704	85,329
	1,698	34,985	10,699	209,906
Shares repurchased	(863)	(17,723)	(48,405)	(1,043,138)
Net increase (decrease)	835	$17,262	(37,706)	$(833,232)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	27,586	$685,181	91,224	$2,238,593
Shares issued in connection with
reinvestment of distributions	22,801	559,298	48,759	1,055,634
	50,387	1,244,479	139,983	3,294,227
Shares repurchased	(63,625)	(1,579,151)	(75,048)	(1,858,244)
Net increase (decrease)	(13,238)	$(334,672)	64,935	$1,435,983

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	15,412	$384,936	127,577	$3,162,540
Shares issued in connection with
reinvestment of distributions	4,936	121,128	37,327	807,012
	20,348	506,064	164,904	3,969,552
Shares repurchased	(21,457)	(541,924)	(378,814)	(9,570,359)
Net decrease	(1,109)	$(35,860)	(213,910)	$(5,600,807)

82 RetirementReady® Funds

Putnam RetirementReady 2040 Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	879,734	$19,320,297	1,536,674	$33,900,314
Shares issued in connection with
reinvestment of distributions	387,197	8,340,224	631,770	12,275,285
	1,266,931	27,660,521	2,168,444	46,175,599
Shares repurchased	(773,973)	(16,954,705)	(1,101,118)	(24,085,799)
Net increase	492,958	$10,705,816	1,067,326	$22,089,800

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	379	$7,596
Shares issued in connection with
reinvestment of distributions	1,550	30,309	3,312	58,721
	1,550	30,309	3,691	66,317
Shares repurchased	(2,270)	(44,934)	(5,275)	(107,929)
Net decrease	(720)	$(14,625)	(1,584)	$(41,612)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	3,694	$72,347	6,773	$133,347
Shares issued in connection with
reinvestment of distributions	2,839	54,425	5,541	96,466
	6,533	126,772	12,314	229,813
Shares repurchased	(6,286)	(123,345)	(6,229)	(119,857)
Net increase	247	$3,427	6,085	$109,956

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	320	$6,474	1,474	$30,068
Shares issued in connection with
reinvestment of distributions	—	—	2,666	48,039
	320	6,474	4,140	78,107
Shares repurchased	(25,768)	(531,446)	(1,261)	(26,518)
Net increase (decrease)	(25,448)	$(524,972)	2,879	$51,589

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	1,174	$26,963	6,189	$142,812
Shares issued in connection with
reinvestment of distributions	717	16,235	723	14,741
	1,891	43,198	6,912	157,553
Shares repurchased	(26)	(589)	(3,134)	(74,345)
Net increase	1,865	$42,609	3,778	$83,208

RetirementReady® Funds 83

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	53,964	$1,438,391	149,406	$3,932,519
Shares issued in connection with
reinvestment of distributions	41,423	1,087,363	74,932	1,754,150
	95,387	2,525,754	224,338	5,686,669
Shares repurchased	(63,334)	(1,684,221)	(207,946)	(5,547,829)
Net increase	32,053	$841,533	16,392	$138,840

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	21,447	$574,070	118,638	$3,097,614
Shares issued in connection with
reinvestment of distributions	8,821	231,472	14,251	333,464
	30,268	805,542	132,889	3,431,078
Shares repurchased	(49,860)	(1,336,538)	(99,828)	(2,777,780)
Net increase (decrease)	(19,592)	$(530,996)	33,061	$653,298

Putnam RetirementReady 2035 Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	1,172,122	$26,021,432	1,575,946	$34,823,026
Shares issued in connection with
reinvestment of distributions	231,263	5,060,043	392,180	7,757,325
	1,403,385	31,081,475	1,968,126	42,580,351
Shares repurchased	(468,353)	(10,372,500)	(871,564)	(19,487,473)
Net increase	935,032	$20,708,975	1,096,562	$23,092,878

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	1,907	$37,771	—	$—
Shares issued in connection with
reinvestment of distributions	1,153	22,978	3,552	64,193
	3,060	60,749	3,552	64,193
Shares repurchased	(6,532)	(131,062)	(5,897)	(118,991)
Net decrease	(3,472)	$(70,313)	(2,345)	$(54,798)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	6,158	$122,513	10,369	$206,159
Shares issued in connection with
reinvestment of distributions	3,254	64,270	7,816	140,210
	9,412	186,783	18,185	346,369
Shares repurchased	(11,404)	(226,231)	(2,651)	(52,187)
Net increase (decrease)	(1,992)	$(39,448)	15,534	$294,182

84 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	90	$1,910	693	$14,486
Shares issued in connection with
reinvestment of distributions	—	—	1,901	36,191
	90	1,910	2,594	50,677
Shares repurchased	(20,993)	(451,961)	(6,416)	(148,550)
Net decrease	(20,903)	$(450,051)	(3,822)	$(97,873)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	1,317	$28,012	5,724	$122,117
Shares issued in connection with
reinvestment of distributions	1,205	25,360	3,109	59,166
	2,522	53,372	8,833	181,283
Shares repurchased	(29)	(628)	(13,881)	(305,106)
Net increase (decrease)	2,493	$52,744	(5,048)	$(123,823)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	29,447	$782,470	133,217	$3,521,019
Shares issued in connection with
reinvestment of distributions	24,496	645,469	69,572	1,643,296
	53,943	1,427,939	202,789	5,164,315
Shares repurchased	(91,699)	(2,435,204)	(255,265)	(6,740,511)
Net decrease	(37,756)	$(1,007,265)	(52,476)	$(1,576,196)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	12,831	$342,096	194,059	$5,107,330
Shares issued in connection with
reinvestment of distributions	6,460	170,163	40,525	955,977
	19,291	512,259	234,584	6,063,307
Shares repurchased	(41,024)	(1,101,068)	(489,623)	(13,244,164)
Net decrease	(21,733)	$(588,809)	(255,039)	$(7,180,857)

Putnam RetirementReady 2030 Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	1,167,361	$25,614,032	2,160,530	$46,940,993
Shares issued in connection with
reinvestment of distributions	354,427	7,620,178	612,956	12,142,668
	1,521,788	33,234,210	2,773,486	59,083,661
Shares repurchased	(993,029)	(21,731,290)	(1,627,481)	(35,333,506)
Net increase	528,759	$11,502,920	1,146,005	$23,750,155

RetirementReady® Funds 85

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	366	$7,620	—†	$2
Shares issued in connection with
reinvestment of distributions	1,277	26,070	3,462	65,161
	1,643	33,690	3,462	65,163
Shares repurchased	(4,673)	(96,625)	(10,758)	(219,457)
Net decrease	(3,030)	$(62,935)	(7,296)	$(154,294)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	8,439	$175,533	8,824	$179,515
Shares issued in connection with
reinvestment of distributions	2,719	55,111	5,339	99,999
	11,158	230,644	14,163	279,514
Shares repurchased	(5,674)	(116,643)	(11,257)	(229,345)
Net increase	5,484	$114,001	2,906	$50,169

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	348	$7,393	1,859	$39,198
Shares issued in connection with
reinvestment of distributions	—	—	1,399	26,907
	348	7,393	3,258	66,105
Shares repurchased	(19,678)	(421,104)	(41)	(840)
Net increase (decrease)	(19,330)	$(413,711)	3,217	$65,265

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	1,882	$39,001	8,646	$178,904
Shares issued in connection with
reinvestment of distributions	1,215	24,717	1,995	37,491
	3,097	63,718	10,641	216,395
Shares repurchased	(218)	(4,523)	(5,166)	(108,358)
Net increase	2,879	$59,195	5,475	$108,037

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	93,134	$2,374,866	259,567	$6,605,529
Shares issued in connection with
reinvestment of distributions	37,891	954,865	69,649	1,606,100
	131,025	3,329,731	329,216	8,211,629
Shares repurchased	(61,238)	(1,566,961)	(175,034)	(4,430,970)
Net increase	69,787	$1,762,770	154,182	$3,780,659

86 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	16,019	$410,238	126,144	$3,186,813
Shares issued in connection with
reinvestment of distributions	9,876	248,680	21,132	486,881
	25,895	658,918	147,276	3,673,694
Shares repurchased	(54,521)	(1,391,056)	(122,637)	(3,240,941)
Net increase (decrease)	(28,626)	$(732,138)	24,639	$432,753

† Amount represents less than 1 share.

Putnam RetirementReady 2025 Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	1,531,119	$33,657,998	2,019,000	$43,854,632
Shares issued in connection with
reinvestment of distributions	193,776	4,183,614	302,815	6,086,586
	1,724,895	37,841,612	2,321,815	49,941,218
Shares repurchased	(611,129)	(13,400,278)	(1,255,653)	(27,466,956)
Net increase	1,113,766	$24,441,334	1,066,162	$22,474,262

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	5	$95
Shares issued in connection with
reinvestment of distributions	728	14,644	3,027	56,634
	728	14,644	3,032	56,729
Shares repurchased	(6,392)	(130,242)	(13,576)	(272,999)
Net decrease	(5,664)	$(115,598)	(10,544)	$(216,270)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	5,827	$117,827	21,472	$438,239
Shares issued in connection with
reinvestment of distributions	3,127	62,357	7,926	147,508
	8,954	180,184	29,398	585,747
Shares repurchased	(5,760)	(116,565)	(13,679)	(269,914)
Net increase	3,194	$63,619	15,719	$315,833

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	51	$1,060	3,010	$59,383
Shares issued in connection with
reinvestment of distributions	—	—	650	12,356
	51	1,060	3,660	71,739
Shares repurchased	(9,579)	(199,208)	(4,354)	(87,935)
Net decrease	(9,528)	$(198,148)	(694)	$(16,196)

RetirementReady® Funds 87

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	1,516	$31,046	8,150	$166,110
Shares issued in connection with
reinvestment of distributions	276	5,593	1,509	28,424
	1,792	36,639	9,659	194,534
Shares repurchased	(52)	(1,057)	(36,156)	(758,646)
Net increase (decrease)	1,740	$35,582	(26,497)	$(564,112)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	53,245	$1,180,627	293,754	$6,419,257
Shares issued in connection with
reinvestment of distributions	31,868	693,449	63,375	1,282,706
	85,113	1,874,076	357,129	7,701,963
Shares repurchased	(60,818)	(1,350,415)	(204,305)	(4,409,654)
Net increase	24,295	$523,661	152,824	$3,292,309

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	12,429	$275,446	233,556	$5,100,487
Shares issued in connection with
reinvestment of distributions	6,371	138,642	41,299	834,647
	18,800	414,088	274,855	5,935,134
Shares repurchased	(110,895)	(2,476,468)	(546,416)	(12,203,508)
Net decrease	(92,095)	$(2,062,380)	(271,561)	$(6,268,374)

Putnam RetirementReady 2020 Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	1,944,306	$37,321,892	2,830,122	$53,668,895
Shares issued in connection with
reinvestment of distributions	312,361	5,878,625	509,508	9,064,139
	2,256,667	43,200,517	3,339,630	62,733,034
Shares repurchased	(1,613,490)	(30,886,157)	(2,482,458)	(47,019,537)
Net increase	643,177	$12,314,360	857,172	$15,713,497

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	307	$5,696	547	$9,795
Shares issued in connection with
reinvestment of distributions	644	11,706	1,974	33,917
	951	17,402	2,521	43,712
Shares repurchased	(8,598)	(158,313)	(9,998)	(179,525)
Net decrease	(7,647)	$(140,911)	(7,477)	$(135,813)

88 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	2,717	$50,019	18,196	$328,795
Shares issued in connection with
reinvestment of distributions	1,895	34,358	5,061	86,799
	4,612	84,377	23,257	415,594
Shares repurchased	(8,518)	(156,994)	(46,683)	(852,429)
Net decrease	(3,906)	$(72,617)	(23,426)	$(436,835)

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	190	$3,599	473	$8,840
Shares issued in connection with
reinvestment of distributions	—	—	300	5,267
	190	3,599	773	14,107
Shares repurchased	(7,058)	(133,536)	(2,342)	(45,269)
Net decrease	(6,868)	$(129,937)	(1,569)	$(31,162)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	746	$13,773	21,501	$394,906
Shares issued in connection with
reinvestment of distributions	198	3,641	6,311	108,177
	944	17,414	27,812	503,083
Shares repurchased	(243)	(4,480)	(132,257)	(2,439,812)
Net increase (decrease)	701	$12,934	(104,445)	$(1,936,729)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	15,242	$332,316	107,298	$2,312,699
Shares issued in connection with
reinvestment of distributions	12,384	265,140	24,482	493,801
	27,626	597,456	131,780	2,806,500
Shares repurchased	(36,974)	(805,957)	(115,186)	(2,457,687)
Net increase (decrease)	(9,348)	$(208,501)	16,594	$348,813

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	17,825	$388,949	108,362	$2,312,896
Shares issued in connection with
reinvestment of distributions	4,104	87,781	7,202	145,040
	21,929	476,730	115,564	2,457,936
Shares repurchased	(10,328)	(223,600)	(57,421)	(1,246,277)
Net increase	11,601	$253,130	58,143	$1,211,659

RetirementReady® Funds 89

Putnam RetirementReady Maturity Fund

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	1,199,944	$21,096,843	2,180,087	$37,546,640
Shares issued in connection with
reinvestment of distributions	124,043	2,167,756	180,974	3,048,630
	1,323,987	23,264,599	2,361,061	40,595,270
Shares repurchased	(1,056,893)	(18,560,499)	(1,689,907)	(29,037,898)
Net increase	267,094	$4,704,100	671,154	$11,557,372

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	427	$7,139
Shares issued in connection with
reinvestment of distributions	591	10,066	1,099	17,953
	591	10,066	1,526	25,092
Shares repurchased	(5,898)	(101,099)	(10,848)	(181,432)
Net decrease	(5,307)	$(91,033)	(9,322)	$(156,340)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	304	$5,219	15,574	$257,065
Shares issued in connection with
reinvestment of distributions	914	15,596	2,016	32,929
	1,218	20,815	17,590	289,994
Shares repurchased	(9,420)	(161,868)	(23,537)	(396,491)
Net decrease	(8,202)	$(141,053)	(5,947)	$(106,497)

	SIX MONTHS ENDED 1/31/20*		YEAR ENDED 7/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	189	$3,345	2,446	$41,478
Shares issued in connection with
reinvestment of distributions	35	614	822	13,757
	224	3,959	3,268	55,235
Shares repurchased	(9,451)	(166,435)	(25,863)	(444,833)
Net decrease	(9,227)	$(162,476)	(22,595)	$(389,598)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	26,351	$461,935	8,915	$152,531
Shares issued in connection with
reinvestment of distributions	835	14,568	946	15,898
	27,186	476,503	9,861	168,429
Shares repurchased	(3,765)	(65,653)	(6,807)	(114,956)
Net increase	23,421	$410,850	3,054	$53,473

90 RetirementReady® Funds

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	9,877	$174,005	24,616	$424,769
Shares issued in connection with
reinvestment of distributions	3,594	63,047	7,668	129,857
	13,471	237,052	32,284	554,626
Shares repurchased	(12,039)	(211,734)	(82,304)	(1,436,394)
Net increase (decrease)	1,432	$25,318	(50,020)	$(881,768)

	SIX MONTHS ENDED 1/31/20		YEAR ENDED 7/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,983	$123,319	154,771	$2,648,897
Shares issued in connection with
reinvestment of distributions	3,149	55,271	10,873	183,726
	10,132	178,590	165,644	2,832,623
Shares repurchased	(51,096)	(902,067)	(247,262)	(4,349,617)
Net decrease	(40,964)	$(723,477)	(81,618)	$(1,516,994)

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
Putnam RetirementReady 2060 Fund class B	1,211	58.11%	$13,176
Putnam RetirementReady 2060 Fund class R	1,224	94.81	13,452
Putnam RetirementReady 2060 Fund class R6	1,244	1.71	13,647
Putnam RetirementReady 2060 Fund class Y	1,254	8.39	13,731

At the close of the reporting period, the following funds’ had shareholders of record that owned the following percentages of the outstanding shares of the fund.

Putnam RetirementReady 2060 Fund	20.1%
Putnam RetirementReady 2055 Fund	21.5%
Putnam RetirementReady 2050 Fund	10.6%
Putnam RetirementReady 2045 Fund	8.1%
Putnam RetirementReady 2040 Fund	5.9%
Putnam RetirementReady 2035 Fund	7.7%
Putnam RetirementReady 2030 Fund	6.6%
Putnam RetirementReady 2025 Fund	7.6%

RetirementReady® Funds 91

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

Putnam RetirementReady 2060 Fund

							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$14,613	$7,006	$4,968	$385	$—	$99	$(56)	1,693	$16,694
Putnam Multi-Asset Absolute
Return Fund Class P	236,699	119,911	80,131	—	—	2,554	(8,327)	23,746	270,706
Putnam Dynamic Asset Allocation
Equity Fund Class P	1,771,280	777,185	595,684	33,228	13,859	29,147	34,850	163,966	2,016,778
Putnam Dynamic Asset Allocation
Growth Fund Class P	387,479	167,378	124,353	8,674	—	5,129	7,078	26,462	442,711
Putnam Government Money
Market Fund Class G	11,217	9,250	7,796	71	—	—	—	12,671	12,671
Totals	$2,421,288	$1,080,730	$812,932	$42,358	$13,859	$36,929	$33,545		$2,759,560

Putnam RetirementReady 2055 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$202,277	$76,002	$47,418	$5,354	$—	$(83)	$635	23,470	$231,413
Putnam Multi-Asset Absolute
Return Fund Class P	2,182,467	640,704	520,197	—	—	(30,660)	(20,384)	197,538	2,251,930
Putnam Dynamic Asset Allocation
Equity Fund Class P	14,668,320	3,184,485	4,215,123	234,449	97,785	(450,335)	895,881	1,144,978	14,083,228
Putnam Dynamic Asset Allocation
Growth Fund Class P	5,212,252	2,186,311	1,262,193	119,064	—	(104,395)	278,310	377,184	6,310,285
Putnam Government Money
Market Fund Class G	99,697	66,941	62,331	692	—	—	—	104,307	104,307
Totals	$22,365,013	$6,154,443	$6,107,262	$359,559	$97,785	$(585,473)	$1,154,442		$22,981,163

Putnam RetirementReady 2050 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$1,097,664	$389,773	$266,213	$30,028	$—	$(94)	$3,691	124,221	$1,224,821
Putnam Multi-Asset Absolute
Return Fund Class P	6,665,203	1,707,851	1,586,446	—	—	(87,085)	(78,347)	580,805	6,621,176
Putnam Dynamic Asset Allocation
Equity Fund Class P	33,269,885	5,894,693	10,667,737	534,396	222,889	(635,582)	1,755,130	2,407,837	29,616,389
Putnam Dynamic Asset Allocation
Growth Fund Class P	26,880,424	8,496,395	6,472,759	612,331	—	(240,311)	1,206,706	1,785,443	29,870,455
Putnam Government Money
Market Fund Class G	302,397	485,498	488,502	2,173	—	—	—	299,393	299,393
Totals	$68,215,573	$16,974,210	$19,481,657	$1,178,928	$222,889	$(963,072)	$2,887,180		$67,632,234

92 RetirementReady® Funds	RetirementReady® Funds 93

Putnam RetirementReady 2045 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$1,778,710	$516,500	$295,862	$45,930	$—	$(500)	$5,734	203,304	$2,004,582
Putnam Multi-Asset Absolute
Return Fund Class P	7,338,068	2,911,495	1,124,954	—	—	(87,176)	(108,703)	783,222	8,928,730
Putnam Dynamic Asset Allocation
Equity Fund Class P	19,947,051	4,311,400	7,971,600	288,769	120,441	(896,171)	1,452,220	1,369,341	16,842,900
Putnam Dynamic Asset Allocation
Growth Fund Class P	41,263,412	14,999,162	6,472,601	955,302	—	(499,836)	1,925,330	3,061,295	51,215,467
Putnam Government Money
Market Fund Class G	452,104	1,281,470	977,770	4,444	—	—	—	755,804	755,804
Totals	$70,779,345	$24,020,027	$16,842,787	$1,294,445	$120,441	$(1,483,683)	$3,274,581		$79,747,483

Putnam RetirementReady 2040 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$5,350,769	$1,409,720	$696,859	$138,889	$—	$(1,214)	$16,688	616,542	$6,079,104
Putnam Multi-Asset Absolute
Return Fund Class P	23,111,533	6,252,695	2,979,414	—	—	(65,682)	(531,771)	2,262,049	25,787,361
Putnam Dynamic Asset Allocation
Balanced Fund Class P	9,649,008	6,052,013	1,537,962	130,884	—	(63,061)	514,357	965,281	14,614,355
Putnam Dynamic Asset Allocation
Equity Fund Class P	11,796,247	1,098,131	8,422,980	101,703	42,419	(782,001)	957,384	377,787	4,646,781
Putnam Dynamic Asset Allocation
Growth Fund Class P	113,062,680	17,207,556	16,202,150	2,293,159	—	867,901	2,576,722	7,024,071	117,512,709
Putnam Government Money
Market Fund Class G	3,385,978	6,236,449	5,205,888	27,752	—	—	—	4,416,539	4,416,539
Totals	$166,356,215	$38,256,564	$35,045,253	$2,692,387	$42,419	$(44,057)	$3,533,380		$173,056,849

Putnam RetirementReady 2035 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$8,050,924	$3,608,080	$1,000,159	$233,282	$—	$(1,717)	$23,845	1,083,263	$10,680,973
Putnam Multi-Asset Absolute
Return Fund Class P	23,525,462	7,940,028	2,719,452	—	—	(107,215)	(511,746)	2,467,287	28,127,077
Putnam Dynamic Asset Allocation
Balanced Fund Class P	36,514,610	19,104,211	4,772,581	487,472	—	(159,808)	1,761,638	3,464,205	52,448,070
Putnam Dynamic Asset Allocation
Growth Fund Class P	59,215,542	11,770,762	20,597,684	1,063,076	—	(1,475,520)	3,032,512	3,104,938	51,945,612
Putnam Government Money
Market Fund Class G	4,114,131	6,534,400	5,684,713	32,483	—	—	—	4,963,818	4,963,818
Totals	$131,420,669	$48,957,481	$34,774,589	$1,816,313	$—	$(1,744,260)	$4,306,249		$148,165,550

94 RetirementReady® Funds	RetirementReady® Funds 95

Putnam RetirementReady 2030 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$23,449,968	$6,824,734	$2,971,661	$630,035	$—	$(27,520)	$94,646	2,775,879	$27,370,167
Putnam Multi-Asset Absolute
Return Fund Class P	47,406,567	11,026,708	5,693,644	—	—	(62,976)	(1,137,620)	4,520,968	51,539,035
Putnam Dynamic Asset Allocation
Balanced Fund Class P	106,935,011	22,021,831	14,696,907	1,260,311	—	680,475	3,040,184	7,792,642	117,980,594
Putnam Dynamic Asset Allocation
Conservative Fund Class P	4,310,352	4,193,907	714,805	75,230	18,943	13,994	127,456	721,647	7,930,904
Putnam Dynamic Asset Allocation
Growth Fund Class P	25,045,741	2,254,793	17,815,352	255,469	—	(994,280)	1,330,822	587,073	9,821,724
Putnam Government Money
Market Fund Class G	9,137,359	12,297,379	11,461,488	69,249	—	—	—	9,973,250	9,973,250
Totals	$216,284,998	$58,619,352	$53,353,857	$2,290,294	$18,943	$(390,307)	$3,455,488		$224,615,674

Putnam RetirementReady 2025 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$23,445,396	$8,560,104	$3,040,794	$662,815	$—	$(9,356)	$78,395	2,944,599	$29,033,745

Putnam Multi-Asset Absolute
Return Fund Class P	38,838,945	13,166,912	4,884,073	—	—	(252,205)	(792,763)	4,041,826	46,076,816
Putnam Dynamic Asset Allocation
Balanced Fund Class P	51,988,260	11,901,074	17,650,851	591,599	—	(713,824)	2,290,633	3,158,210	47,815,292
Putnam Dynamic Asset Allocation
Conservative Fund Class P	22,121,583	12,406,150	3,207,336	343,619	87,174	40,423	615,755	2,909,606	31,976,575
Putnam Government Money
Market Fund Class G	7,816,426	12,631,334	10,852,537	63,838	—	—	—	9,595,223	9,595,223
Totals	$144,210,610	$58,665,574	$39,635,591	$1,661,871	$87,174	$(934,962)	$2,192,020		$164,497,651

Putnam RetirementReady 2020 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$53,225,288	$10,966,506	$9,140,996	$1,348,145	$—	$(112,678)	$284,587	5,600,680	$55,222,707
Putnam Multi-Asset Absolute
Return Fund Class P	63,289,739	20,610,198	10,311,426	—	—	(541,095)	(1,186,465)	6,303,592	71,860,951
Putnam Dynamic Asset Allocation
Balanced Fund Class P	19,619,763	2,344,083	14,833,069	170,468	—	(411,051)	731,180	492,134	7,450,906
Putnam Dynamic Asset Allocation
Conservative Fund Class P	62,718,438	18,318,945	10,501,563	851,183	202,409	469,393	1,022,268	6,553,911	72,027,481
Putnam Government Money
Market Fund Class G	12,488,019	2,805,934	2,299,469	92,186	—	—	—	12,994,484	12,994,484
Totals	$211,341,247	$55,045,666	$47,086,523	$2,461,982	$202,409	$(595,431)	$851,570		$219,556,529

96 RetirementReady® Funds	RetirementReady® Funds 97

Putnam RetirementReady Maturity Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/19	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 1/31/20	as of 1/31/20
Putnam Fixed Income Absolute
Return Fund Class P	$33,968,968	$7,439,623	$6,861,825	$873,058	$—	$(15,625)	$127,376	3,515,063	$34,658,517
Putnam Multi-Asset Absolute
Return Fund Class P	34,021,088	7,847,560	6,229,818	—	—	(488,475)	(378,228)	3,050,187	34,772,127
Putnam Dynamic Asset Allocation
Conservative Fund Class P	38,210,475	8,244,392	7,625,577	500,480	117,207	310,468	544,215	3,610,917	39,683,973
Putnam Government Money
Market Fund Class G	6,668,530	8,506,202	8,314,568	49,633	—	—	—	6,860,164	6,860,164
Totals	$112,869,061	$32,037,777	$29,031,788	$1,423,171	$117,207	$(193,632)	$293,363		$115,974,781

Note 6: Market, credit and other risks

In the normal course of business, the underlying Putnam Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam Funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam Funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam Funds contain additional information about the expenses and investments of the underlying Putnam Funds and are available upon request.

98 RetirementReady® Funds	RetirementReady® Funds 99

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

100 RetirementReady® Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	Robert E. Patterson
London, England SW1A 1ER	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management
100 Federal Street	Officers	Susan G. Malloy
Boston, MA 02110	Robert L. Reynolds	Vice President and
	President	Assistant Treasurer
Custodian
State Street Bank	Robert T. Burns	Denere P. Poulack
and Trust Company	Vice President and	Assistant Vice President, Assistant
	Chief Legal Officer	Clerk, and Assistant Treasurer
Legal Counsel
Ropes & Gray LLP	James F. Clark	Janet C. Smith
	Vice President, Chief Compliance	Vice President,
	Officer, and Chief Risk Officer	Principal Financial Officer,
Principal Accounting Officer,
	Nancy E. Florek	and Assistant Treasurer
Vice President, Director of
	Proxy Voting and Corporate	Mark C. Trenchard
	Governance, Assistant Clerk,	Vice President
and Assistant Treasurer

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The funds’ Statement of Additional Information contains additional information about each fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam
INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
putnam.com

Electronic service requested

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SA097 320192 3/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 30, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 30, 2020